     As filed with the Securities and Exchange Commission on July 23, 2003
                                                              File No. 333-94617
                                                                     811-3072-03

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No.                                         [ ]
                                      ------
         Post-Effective Amendment No.   13                                   [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

                  Amendment No.   17                                         [X]
                                ----

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VLI
                           (Exact Name of Registrant)

                         Hartford Life Insurance Company
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

      ___   immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_   on August 1, 2003 pursuant to paragraph (b) of Rule 485
      ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___   on ________ pursuant to paragraph (a)(1) of Rule 485
      ___   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

The prospectus in Part A of this Post-Effective Amendment No. 13 is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-94617), as filed on April 10, 2003 and effective on May 1, 2003. A Supplement to the Prospectus dated
August 1, 2003 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 13 does not supercede Post-Effective Amendment No. 12 filed on June 11, 2003.

                STAG PROTECTOR VARIABLE UNIVERSAL LIFE SERIES I
                              SEPARATE ACCOUNT VL I
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-94617

       SUPPLEMENT DATED AUGUST 1, 2003 TO THE PROSPECTUS DATED MAY 1, 2003

              SUPPLEMENT DATED AUGUST 1, 2003 TO YOUR PROSPECTUS

The following Sub-Accounts are added to the cover page of the prospectus:

------------------------------------------------------------------- ----------------------------------------------------------------
                           SUB-ACCOUNT                                                   PURCHASES SHARES OF:
------------------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund Sub-Account                       Series I of the AIM V.I. Mid Cap Core Equity Fund of the A I M
                                                                    Variable Insurance Funds
------------------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund Sub-Account                            Series I of the AIM V.I. Premier Equity Fund of the  A I M
                                                                    Variable Insurance Funds
------------------------------------------------------------------- ----------------------------------------------------------------
American Funds Asset Allocation Fund Sub-Account                    Class 2 of the Asset Allocation Fund of American Funds
                                                                    Insurance Series
------------------------------------------------------------------- ----------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund Sub-Account         Class 2 of the Blue Chip Income and Growth Fund of American
                                                                    Funds Insurance Series
------------------------------------------------------------------- ----------------------------------------------------------------
American Funds Bond Fund Sub-Account                                Class 2 of the Bond Fund of American Funds Insurance Series
------------------------------------------------------------------- ----------------------------------------------------------------
American Funds International Fund Sub-Account                       Class 2 of the International Fund of American Funds Insurance
                                                                    Series
------------------------------------------------------------------- ----------------------------------------------------------------
American Funds New World Fund Sub-Account                           Class 2 of the New World Fund of American Funds Insurance
                                                                    Series
------------------------------------------------------------------- ----------------------------------------------------------------
Franklin Small Cap Value Securities Fund Sub-Account                Class 2 of the Franklin Small Cap Value Securities Fund of the
                                                                    Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------- ----------------------------------------------------------------
Hartford Growth Opportunities HLS Fund Sub-Account                  Class IA shares of Hartford Growth Opportunities HLS Fund of
                                                                    Hartford HLS Series Fund II, Inc.
------------------------------------------------------------------- ----------------------------------------------------------------
Hartford International Small Company HLS Fund                       Class IA shares of Hartford International Small Company HLS
Sub-Account                                                         Fund of Hartford Series Fund, Inc.
------------------------------------------------------------------- ----------------------------------------------------------------
Hartford MidCap Value HLS Fund Sub-Account                          Class IA shares of Hartford MidCap Value HLS Fund of Hartford
                                                                    Series Fund, Inc.
------------------------------------------------------------------- ----------------------------------------------------------------
Hartford Value Opportunities HLS Fund Sub-Account                   Class IA shares of Hartford Value Opportunities HLS Fund of
                                                                    Hartford Series Fund II, Inc.
------------------------------------------------------------------- ----------------------------------------------------------------

------------------------------------------------------------------- ----------------------------------------------------------------
                           SUB-ACCOUNT                                                   PURCHASES SHARES OF:
------------------------------------------------------------------- ----------------------------------------------------------------
------------------------------------------------------------------- ----------------------------------------------------------------
MFS New Discovery Series Sub-Account                                Initial Class of the MFS(R) New Discovery Series of the MFS(R)
                                                                    Variable Insurance Trust(SM)
------------------------------------------------------------------- ----------------------------------------------------------------
MFS Total Return Series Sub-Account                                 Initial Class of the MFS(R) Total Return Series of the MFS(R)
                                                                    Variable Insurance Trust(SM)
------------------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund Sub-Account                           Class 2 of the Mutual Shares Securities Fund of the Franklin
                                                                    Templeton Variable Insurance Products Trust
------------------------------------------------------------------- ----------------------------------------------------------------
Putnam VT Capital Opportunities Sub-Account                         Class IB of Putnam VT Capital Opportunities Fund of Putnam
                                                                    Variable Trust
------------------------------------------------------------------- ----------------------------------------------------------------
Putnam VT Equity Income Sub-Account                                 Class IB of Putnam VT Equity Income Fund of Putnam Variable
                                                                    Trust
------------------------------------------------------------------- ----------------------------------------------------------------

The table entitled "Annual Fund Operating Expenses" that shows a minimum and maximum range is deleted and replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                       MINIMUM         MAXIMUM

-------------------------------------------------------------------------------------- --------------- ---------------
Total Annual Fund Operating Expenses                                                       0.44%           1.71%
-------------------------------------------------------------------------------------- --------------- ---------------

The following information is added to the table entitled "Annual Fund Operating Expenses" that shows detailed information for each underlying Fund.

                         ANNUAL FUND OPERATING EXPENSES
                            AS OF THE FUND'S YEAR END
                         (AS A PERCENTAGE OF NET ASSETS)

                                                                             12b-1
                                                                          DISTRIBUTION                     TOTAL FUND
                                                           MANAGEMENT        AND/OR          OTHER         OPERATING
                                                              FEES       SERVICING FEES     EXPENSES        EXPENSES
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I (1)             0.73%            N/A            0.57%           1.30%
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                      0.61%            N/A            0.24%           0.85%
-------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund - Class 2               0.43%           0.25%           0.02%           0.70%
-------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund -            0.50%           0.25%           0.02%           0.77%
Class 2
-------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund - Class 2                           0.47%           0.25%           0.02%           0.74%
-------------------------------------------------------------------------------------------------------------------------
American Funds International Fund - Class 2                  0.57%           0.25%           0.06%           0.88%
-------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund - Class 2                      0.85%           0.25%           0.06%           1.16%
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2 (2)       0.59%           0.25%           0.20%           1.04%
-------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund - Class IA            0.62%            N/A            0.04%           0.66%

                                                                             12b-1
                                                                          DISTRIBUTION                     TOTAL FUND
                                                           MANAGEMENT        AND/OR          OTHER         OPERATING
                                                              FEES       SERVICING FEES     EXPENSES        EXPENSES
-------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund - Class IA     0.85%            N/A            0.86%           1.71%
-------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund - Class IA                    0.82%            N/A            0.06%           0.88%
-------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund - Class IA             0.69%            N/A            0.04%           0.73%
-------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Initial Class                  0.90%            N/A            0.15%           1.05%
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Initial Class                   0.75%            N/A            0.11%           0.86%
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (2)                  0.60%           0.25%           0.21%           1.06%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund - Class IB (3)(4)       0.65%           0.25%           0.74%           1.64%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB (3)(4)               0.65%           0.25%           0.67%           1.57%
-------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

(2) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses were:

                                                                    12b-1                           TOTAL FUND
                                                 MANAGEMENT     DISTRIBUTION         OTHER           OPERATING
                                                    FEES      AND/OR SERVICING     EXPENSES          EXPENSES
                                                                    FEES
--------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund -         0.56%            0.25%            0.20%             1.01%
Class 2
--------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2            0.59%            0.25%            0.21%             1.05%
--------------------------------------------------------------------------------------------------------------------

(3) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2003.

(4) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.

The following information is added to the section entitled "About Us" under "The Funds":

AIM V.I. MID CAP CORE EQUITY FUND - Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND - Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND - Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND - Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND - Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS INTERNATIONAL FUND - Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND - Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.

HARTFORD GROWTH OPPORTUNITIES HLS FUND-- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND-- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND-- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND-- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MFS(R) NEW DISCOVERY SERIES - Seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES - Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND - Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND - Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT EQUITY INCOME FUND - Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

The following information is added under the section entitled "About Us" under the sub-section entitled "The Funds," under the sub-section entitled "Investment Advisors":

The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds International Fund, and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford International Small Company HLS Fund and Hartford MidCap Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS(R) New Discovery Series and MFS(R) Total Return Series are series of the MFS(R) Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management(R) serves as the investment adviser to each of the Series of the MFS(R) Variable Insurance Trust(SM). MFS Investment

Management(R) is located at 500 Boylston Street, Boston, Massachusetts 02116.

Putnam VT Capital Opportunities Sub-Account and Putnam VT Equity Income Sub-Account purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCES.

HV-4785
333-94617

                                          PART B

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION
STAG PROTECTOR VARIABLE UNIVERSAL LIFE SERIES I
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: AUGUST 1, 2003
DATE OF STATEMENT OF ADDITIONAL INFORMATION: AUGUST 1, 2003

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           3
----------------------------------------------------------------------
EXPERTS                                                            3
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       3
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               4
----------------------------------------------------------------------
PERFORMANCE DATA                                                   5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life, Inc., which is controlled by Hartford Accident and Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- Except as noted in the paragraph below, the financial statements included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. The compensation payable may vary with the distribution agreements with HESCO. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

During the first Policy Year, the most common schedule of commission we pay is 70% of the premium paid up to the Target Premium and 2.0% of the premium in excess of the Target Premium. The Target Premium is an amount used to calculate sales commissions where the Target Premium amounts vary by: (1) age; (2) sex; and (3) insurance class of the Insured. In Policy Years 2 and later, this schedule allows for a commission of 2% of Premiums paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary. Hartford currently

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
pays HESCO underwriting commissions for its role as Principal Underwriter of all poliices associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2002: $23,724,396; 2001: $35,810,675; and 2000:
$50,114,038.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current sales load is 4%. The maximum sales load is 6%.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.


In the table below there is no performance information for Putnam VT Capital Opportunities Fund and Putnam VT Equity Income Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.


The following table shows the performance history of the underlying Funds of the policy as of the period indicated.

                     STAG PROTECTOR VARIABLE UNIVERSAL LIFE
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2002


                                                FUND                                                                   SINCE
                                           INCEPTION DATE      1 YEAR          3 YEAR         5 YEAR      10 YEAR    INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund            04/30/1997           -14.64%         -15.94%          5.35%    N/A             6.20%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
 Capitalization Fund                         04/30/1998           -19.05%         -16.18%           N/A     N/A             3.09%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                   02/08/1984           -24.45%         -13.55%          6.56%  12.04%           13.60%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund            02/08/1984           -18.34%          -3.31%          3.49%  10.31%           12.30%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   03/31/1983           -13.79%          -6.56%          2.38%   8.63%           10.36%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                       08/31/1977            10.08%          10.24%          7.26%   7.46%            8.72%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund       04/02/1984           -19.70%          -5.42%          6.08%  12.33%           14.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund        03/09/1994           -14.23%          -2.98%          2.29%    N/A            11.07%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund (1)        03/01/1995            -8.95%          -7.28%          2.16%    N/A             5.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund (1)         10/01/1998           -19.51%         -14.54%           N/A     N/A             5.14%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)      05/01/2000           -38.59%            N/A            N/A     N/A           -36.56%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund          05/29/1998           -24.65%         -13.20%           N/A     N/A            -1.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                      05/01/1987           -22.45%         -14.94%         -1.03%   8.74%            9.32%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                        07/02/1990           -17.93%         -17.92%         -2.63%   4.01%            2.80%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                     07/14/1997           -14.22%           1.22%         14.78%    N/A            16.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund               06/30/1980             1.44%           3.79%          4.30%   4.46%            6.89%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund        01/01/1985             8.15%           8.64%          6.79%   6.81%            8.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund              08/09/1996           -30.23%         -19.81%         -0.92%    N/A             3.04%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                      08/31/1977           -24.25%         -14.82%         -0.24%   9.28%           12.08%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund (1)        09/15/1993             6.20%           3.34%          2.06%    N/A             4.54%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
 Boston (1)                                  05/01/1998            -8.57%           0.38%           N/A     N/A             0.89%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
 Fund (1)                                    02/01/1988           -12.36%          -8.60%         -0.61%   6.72%            7.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                 05/01/1990           -22.16%         -27.24%         -3.79%   5.30%            4.70%
---------------------------------------------------------------------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                FUND                                                                   SINCE
                                           INCEPTION DATE      1 YEAR          3 YEAR         5 YEAR      10 YEAR    INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund             02/01/1988           -18.79%          -6.25%         -0.69%   8.65%           10.50%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)           05/01/1998           -20.21%          -3.69%           N/A     N/A            -1.34%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                    02/01/1988            -0.54%          -1.84%         -1.16%   5.48%            7.00%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                        02/01/1988             8.09%           7.88%          5.88%   6.74%            7.75%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund          01/02/1997           -17.52%         -15.91%          2.47%    N/A             4.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income
 Fund (1)                                    01/02/1997           -13.67%         -11.46%         -0.76%    N/A             2.35%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities
 Fund (1)                                    01/02/1997           -13.46%         -27.57%         -2.27%    N/A            -1.92%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (1)                 05/01/1998           -23.68%         -22.30%           N/A     N/A            -7.24%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund (1)              02/01/1988             1.46%           3.81%          4.30%   4.39%            5.09%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund             05/02/1994           -30.29%         -28.82%         -5.35%    N/A             5.71%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund (1)                 01/02/1997           -15.44%           2.38%          2.72%    N/A             5.06%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)     05/01/1998           -32.06%         -43.42%           N/A     N/A           -17.26%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
 Fund (1)                                    05/01/1992           -23.83%         -11.30%         -4.45%   4.95%            5.31%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund (1)                     01/02/1997           -30.38%         -23.64%         -4.05%    N/A             0.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                       02/01/1988           -26.34%         -21.77%         -1.19%   8.55%           11.22%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio (1)     01/03/1995            -8.73%          -5.61%          1.45%   7.06%            8.37%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio         10/09/1986           -16.95%          -5.06%          0.31%   9.79%           10.10%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1)          01/28/1987           -20.28%         -20.19%         -3.95%   4.70%            4.24%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
 Series I                                    09/10/2001           -11.10%            N/A            N/A     N/A            -3.50%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I     05/05/1993           -30.26%            N/A          -2.19%    N/A             7.84%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund --
 Class 2                                     08/01/1989           -12.38%            N/A           2.11%   8.10%            8.25%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
 Growth Fund -- Class 2                      07/05/2001           -23.07%            N/A            N/A     N/A           -19.19%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2          01/02/1996             4.05%            N/A           4.75%    N/A             5.59%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund --
 Class 2                                     05/01/1990           -14.84%            N/A           2.50%   8.25%            6.87%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund -- Class 2     06/17/1999            -5.66%            N/A            N/A     N/A            -1.92%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities
 Fund -- Class 2                             05/01/1998            -9.26%            N/A            N/A     N/A             0.42%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS
 Fund -- Class IA                            03/24/1987           -27.65%            N/A           1.40%   6.59%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund -- Class IA                            04/30/2001            -5.08%            N/A            N/A     N/A            -6.58%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund -- Class
 IA                                          04/30/2001           -13.02%            N/A            N/A     N/A            -8.23%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund --
 Class IA                                    05/01/1996           -24.95%            N/A           0.70%    N/A             5.68%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
 Series -- Initial Class                     05/01/1998           -31.63%            N/A            N/A     N/A             2.61%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
 Series -- Initial Class                     01/03/1995            -5.17%            N/A           5.01%    N/A            10.72%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2     11/08/1996           -11.81%            N/A           3.98%    N/A             6.60%
---------------------------------------------------------------------------------------------------------------------------------



(1) Closed to new and subsequent premium payments and transfers of Account
    Value.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company ("the Company"), Separate Account VL I comprising the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Fund, Fidelity VIP Overseas Portfolio, Hartford Advisers HLS Fund, Inc., Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS, Hartford Growth and Income HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Services Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and the Putnam VT Voyager Fund, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life Insurance Company, Separate Account VL I as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth-Income Fund, American Funds Growth Fund, Hartford Global Leaders HLS Fund and Hartford Global Technology HLS Fund sub-accounts) (collectively, the Account), as of
December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS
  Investments
    Number of Shares.....       143,356         146,961         248,945
                             ==========      ==========      ==========
    Cost.................    $2,007,634      $6,479,624      $7,790,805
                             ==========      ==========      ==========
    Market Value.........    $1,622,785      $4,892,324      $6,353,088
  Due from Hartford Life
   Insurance Company.....       --                  241           6,220
  Receivable from fund
   shares sold...........       --              --              --
  Other assets...........       --                   12              28
                             ----------      ----------      ----------
  Total Assets...........     1,622,785       4,892,577       6,359,336
                             ----------      ----------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --              --              --
  Payable for fund shares
   purchased.............       --                  241           6,220
  Other liabilities......            11         --              --
                             ----------      ----------      ----------
  Total Liabilities......            11             241           6,220
                             ----------      ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,622,774      $4,892,336      $6,353,116
                             ==========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
ASSETS
  Investments
    Number of Shares.....       72,054         207,899         745,423       296,656        1,599,451        1,953,076
                              ========      ==========     ===========    ==========      ===========      ===========
    Cost.................     $882,728      $3,387,724     $16,402,128    $5,855,851      $37,883,549      $21,073,826
                              ========      ==========     ===========    ==========      ===========      ===========
    Market Value.........     $665,059      $2,650,712     $13,536,880    $3,257,279      $31,337,912      $23,344,265
  Due from Hartford Life
   Insurance Company.....          276         --                4,902       --                19,753          --
  Receivable from fund
   shares sold...........      --              --              --            --              --                671,568
  Other assets...........      --              --              --                685               90          --
                              --------      ----------     -----------    ----------      -----------      -----------
  Total Assets...........      665,335       2,650,712      13,541,782     3,257,964       31,357,755       24,015,833
                              --------      ----------     -----------    ----------      -----------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --              --              --            --              --                671,568
  Payable for fund shares
   purchased.............          276         --                3,102            89           19,753          --
  Other liabilities......            3               8             200       --              --                     52
                              --------      ----------     -----------    ----------      -----------      -----------
  Total Liabilities......          279               8           3,302            89           19,753          671,620
                              --------      ----------     -----------    ----------      -----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $665,056      $2,650,704     $13,538,480    $3,257,875      $31,338,002      $23,344,213
                              ========      ==========     ===========    ==========      ===========      ===========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS
  Investments
    Number of Shares.....      2,161,637
                             ===========
    Cost.................    $92,541,393
                             ===========
    Market Value.........    $68,525,476
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........         42,116
  Other assets...........       --
                             -----------
  Total Assets...........     68,567,592
                             -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         42,116
  Payable for fund shares
   purchased.............       --
  Other liabilities......            243
                             -----------
  Total Liabilities......         42,359
                             -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $68,525,233
                             ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                             HARTFORD     HARTFORD     HARTFORD
                           DIVIDEND AND    GLOBAL       GLOBAL
                              GROWTH      ADVISERS      LEADERS
                             HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....    1,572,258      27,122       27,232
                           ===========    ========     ========
    Cost.................  $28,806,463    $307,106     $358,866
                           ===========    ========     ========
    Market Value.........  $23,726,619    $248,323     $313,170
  Due from Hartford Life
   Insurance Company.....      --           --           --
  Receivable from fund
   shares sold...........          639      --           --
  Other assets...........      --           --           --
                           -----------    --------     --------
  Total Assets...........   23,727,258     248,323      313,170
                           -----------    --------     --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          639      --           --
  Payable for fund shares
   purchased.............      --           --           --
  Other liabilities......           57      --                2
                           -----------    --------     --------
  Total Liabilities......          696      --                2
                           -----------    --------     --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $23,726,562    $248,323     $313,168
                           ===========    ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                            HARTFORD     HARTFORD                   HARTFORD                                 HARTFORD
                             GLOBAL     GROWTH AND    HARTFORD    INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           TECHNOLOGY     INCOME        INDEX     OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                            HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  ------------  -----------
ASSETS
  Investments
    Number of Shares.....     23,494       123,575     1,009,082     1,624,413       599,503   35,215,218      549,460
                            ========    ==========   ===========   ===========   ===========  ===========   ==========
    Cost.................   $110,530    $1,529,885   $26,086,404   $21,867,140   $12,780,372  $35,215,218   $6,173,686
                            ========    ==========   ===========   ===========   ===========  ===========   ==========
    Market Value.........   $ 70,951    $1,087,228   $23,670,302   $12,442,956   $10,751,547  $35,215,218   $6,599,177
  Due from Hartford Life
   Insurance Company.....     --            --           630,299         3,952       --           122,833       --
  Receivable from fund
   shares sold...........     --            29,963       --            --              3,007      --            --
  Other assets...........          4             2            63       --            --             6,442       --
                            --------    ----------   -----------   -----------   -----------  -----------   ----------
  Total Assets...........     70,955     1,117,193    24,300,664    12,446,908    10,754,554   35,344,493    6,599,177
                            --------    ----------   -----------   -----------   -----------  -----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....     --            29,963       --            --              3,007      --            --
  Payable for fund shares
   purchased.............     --            --           630,299         3,952       --           122,833       --
  Other liabilities......     --            --           --                 59            50      --                14
                            --------    ----------   -----------   -----------   -----------  -----------   ----------
  Total Liabilities......     --            29,963       630,299         4,011         3,057      122,833           14
                            --------    ----------   -----------   -----------   -----------  -----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 70,955    $1,087,230   $23,670,365   $12,442,897   $10,751,497  $35,221,660   $6,599,163
                            ========    ==========   ===========   ===========   ===========  ===========   ==========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                             HARTFORD       HARTFORD     PUTNAM VT
                           SMALL COMPANY     STOCK      DIVERSIFIED
                             HLS FUND       HLS FUND    INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------
ASSETS
  Investments
    Number of Shares.....      653,880        998,779      481,434
                            ==========    ===========   ==========
    Cost.................   $9,903,214    $47,007,747   $4,419,288
                            ==========    ===========   ==========
    Market Value.........   $6,077,115    $35,418,465   $4,116,262
  Due from Hartford Life
   Insurance Company.....          959        --             1,304
  Receivable from fund
   shares sold...........      --              36,811       --
  Other assets...........           14             58            1
                            ----------    -----------   ----------
  Total Assets...........    6,078,088     35,455,334    4,117,567
                            ----------    -----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --              36,811       --
  Payable for fund shares
   purchased.............          959        --             1,304
  Other liabilities......      --             --            --
                            ----------    -----------   ----------
  Total Liabilities......          959         36,811        1,304
                            ----------    -----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $6,077,129    $35,418,523   $4,116,263
                            ==========    ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                            PUTNAM VT                                                                               PUTNAM VT
                           GLOBAL ASSET    PUTNAM VT     PUTNAM VT      PUTNAM VT       PUTNAM VT     PUTNAM VT   INTERNATIONAL
                            ALLOCATION   GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES   HIGH YIELD      INCOME      GROWTH AND
                               FUND          FUND*      INCOME FUND       FUND            FUND          FUND       INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  ---------------  -------------  -----------  -------------
ASSETS
  Investments
    Number of Shares.....      530,373      1,872,303     1,878,115       120,626        1,029,275      625,944         90,768
                            ==========    ===========   ===========    ==========      ===========   ==========     ==========
    Cost.................   $8,300,380    $31,095,165   $46,125,550    $1,468,506      $11,867,890   $8,192,168     $1,001,570
                            ==========    ===========   ===========    ==========      ===========   ==========     ==========
    Market Value.........   $6,104,594    $13,574,195   $35,214,656    $1,130,267      $ 7,276,973   $8,105,976     $  759,727
  Due from Hartford Life
   Insurance Company.....          262          5,505         2,643       --                   716        2,169            226
  Receivable from fund
   shares sold...........      --             --            --            --               --            --            --
  Other assets...........      --               3,567            77       --               --               251        --
                            ----------    -----------   -----------    ----------      -----------   ----------     ----------
  Total Assets...........    6,104,856     13,583,267    35,217,376     1,130,267        7,277,689    8,108,396        759,953
                            ----------    -----------   -----------    ----------      -----------   ----------     ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --             --            --            --               --            --            --
  Payable for fund shares
   purchased.............          262          5,505         2,643       --                   716        2,169            226
  Other liabilities......        1,259        --            --                 92               42       --            --
                            ----------    -----------   -----------    ----------      -----------   ----------     ----------
  Total Liabilities......        1,521          5,505         2,643            92              758        2,169            226
                            ----------    -----------   -----------    ----------      -----------   ----------     ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $6,103,335    $13,577,762   $35,214,733    $1,130,175      $ 7,276,931   $8,106,227     $  759,727
                            ==========    ===========   ===========    ==========      ===========   ==========     ==========

  * Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL     PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES   INVESTORS
                            GROWTH FUND         FUND            FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -----------
ASSETS
  Investments
    Number of Shares.....       734,271          76,622         218,558
                            ===========      ==========      ==========
    Cost.................   $11,475,057      $1,492,616      $2,381,082
                            ===========      ==========      ==========
    Market Value.........   $ 7,452,852      $  644,393      $1,547,394
  Due from Hartford Life
   Insurance Company.....       --                   46          --
  Receivable from fund
   shares sold...........         2,876        --                --
  Other assets...........       --             --                    21
                            -----------      ----------      ----------
  Total Assets...........     7,455,728         644,439       1,547,415
                            -----------      ----------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         2,876        --                --
  Payable for fund shares
   purchased.............       --                   46          --
  Other liabilities......           692               2          --
                            -----------      ----------      ----------
  Total Liabilities......         3,568              48          --
                            -----------      ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 7,452,160      $  644,391      $1,547,415
                            ===========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                             PUTNAM VT    PUTNAM VT
                            PUTNAM VT        PUTNAM VT       PUTNAM VT       PUTNAM VT      THE GEORGE    UTILITIES    PUTNAM VT
                           MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE    OTC & EMERGING    PUTNAM FUND  GROWTH AND      VISTA
                               FUND            FUND            FUND         GROWTH FUND      OF BOSTON   INCOME FUND     FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------------  -----------  -----------------  -----------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....    2,149,129        1,387,570        218,730         170,462         112,329      250,018      104,122
                            ==========      ===========     ==========      ==========      ==========   ==========   ==========
    Cost.................   $2,149,129      $30,003,678     $2,778,555      $3,610,253      $1,154,773   $3,455,159   $1,936,931
                            ==========      ===========     ==========      ==========      ==========   ==========   ==========
    Market Value.........   $2,149,129      $16,123,559     $2,401,650      $  697,190      $1,076,116   $2,392,674   $  825,686
  Due from Hartford Life
   Insurance Company.....           32            9,076            552        --                    43          103       --
  Receivable from fund
   shares sold...........      --              --               --            --                --           --           --
  Other assets...........          653         --                   32               2          --               49          279
                            ----------      -----------     ----------      ----------      ----------   ----------   ----------
  Total Assets...........    2,149,814       16,132,635      2,402,234         697,192       1,076,159    2,392,826      825,965
                            ----------      -----------     ----------      ----------      ----------   ----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --              --               --                 654          --           --              420
  Payable for fund shares
   purchased.............           22            9,392            552        --                    43          103       --
  Other liabilities......      --                   647         --            --                --           --           --
                            ----------      -----------     ----------      ----------      ----------   ----------   ----------
  Total Liabilities......           22           10,039            552             654              43          103          420
                            ----------      -----------     ----------      ----------      ----------   ----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $2,149,792      $16,122,596     $2,401,682      $  696,538      $1,076,116   $2,392,723   $  825,545
                            ==========      ===========     ==========      ==========      ==========   ==========   ==========


                            PUTNAM VT
                             VOYAGER
                              FUND
                           SUB-ACCOUNT
                           -----------
ASSETS
  Investments
    Number of Shares.....    1,809,836
                           ===========
    Cost.................  $65,638,369
                           ===========
    Market Value.........  $38,006,550
  Due from Hartford Life
   Insurance Company.....        8,947
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                           -----------
  Total Assets...........   38,015,497
                           -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............        8,947
  Other liabilities......        4,221
                           -----------
  Total Liabilities......       13,168
                           -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $38,002,329
                           ===========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                          UNITS
                                         OWNED BY       UNIT       CONTRACT
                                       PARTICIPANTS    PRICE#     LIABILITY
                                       ------------  ----------  ------------
American Funds Global Growth
 Fund.........................           2,288,253   $ 0.709176  $  1,622,774
American Funds Growth Fund....           8,175,408     0.598421     4,892,336
American Funds Growth-Income
 Fund.........................           7,756,755     0.819043     6,353,116
American Funds Small
 Capitalization Fund..........             944,058     0.704466       665,056
Fidelity VIP Asset Manager
 Portfolio....................           1,619,964     1.636274     2,650,704
Fidelity VIP Equity-Income
 Fund.........................           7,593,559     1.782890    13,538,480
Fidelity VIP Overseas
 Portfolio....................           2,938,313     1.108757     3,257,875
Hartford Advisers HLS Fund....          14,309,440     2.190023    31,338,002
Hartford Bond HLS Fund........          11,971,950     1.949909    23,344,213
Hartford Capital Appreciation
 HLS Fund.....................          23,886,542     2.868780    68,525,233
Hartford Dividend and Growth
 HLS Fund.....................          10,602,240     2.237882    23,726,562
Hartford Global Advisers HLS
 Fund.........................             251,097     0.988953       248,323
Hartford Global Leaders HLS
 Fund.........................             458,598     0.682881       313,168
Hartford Global Technology HLS
 Fund.........................             156,732     0.452718        70,955
Hartford Growth and Income HLS
 Fund.........................           1,185,677     0.916970     1,087,230
Hartford Index HLS Fund.......          10,731,117     2.205769    23,670,365
Hartford International
 Opportunities HLS Fund.......           9,470,460     1.313864    12,442,897
Hartford MidCap HLS Fund......           6,188,503     1.737334    10,751,497
Hartford Money Market HLS
 Fund.........................          23,026,608     1.529607    35,221,660
Hartford Mortgage Securities
 HLS Fund.....................           3,520,592     1.874447     6,599,163
Hartford Small Company HLS
 Fund.........................           6,601,535     0.920563     6,077,129
Hartford Stock HLS Fund.......          15,247,361     2.322928    35,418,523
Putnam VT Diversified Income
 Fund.........................             286,881    14.348324     4,116,263
Putnam VT Global Asset
 Allocation Fund..............             343,655    17.760045     6,103,335
Putnam VT Global Equity
 Fund.........................             906,049    14.985684    13,577,762
Putnam VT Growth and Income
 Fund.........................           1,648,892    21.356598    35,214,733
Putnam VT Health Sciences
 Fund.........................             117,127     9.649126     1,130,175
Putnam VT High Yield Fund.....             466,297    15.605782     7,276,931
Putnam VT Income Fund.........             448,367    18.079459     8,106,227
Putnam VT International Growth
 and Income Fund..............              89,936     8.447396       759,727
Putnam VT International Growth
 Fund.........................             799,946     9.315833     7,452,160
Putnam VT International New
 Opportunities Fund...........              85,655     7.523083       644,391
Putnam VT Investors Fund......             226,629     6.827953     1,547,415
Putnam VT Money Market Fund...           1,414,143     1.520209     2,149,792
Putnam VT New Opportunities
 Fund.........................           1,160,569    13.891974    16,122,596
Putnam VT New Value Fund......             210,324    11.418982     2,401,682
Putnam VT OTC & Emerging
 Growth Fund..................             157,610     4.419389       696,538
Putnam VT The George Putnam
 Fund of Boston...............             100,704    10.685893     1,076,116
Putnam VT Utilities Growth and
 Income Fund..................             159,539    14.997690     2,392,723
Putnam VT Vista Fund..........             114,266     7.224769       825,545
Putnam VT Voyager Fund........           1,739,584    21.845647    38,002,329
                                                                 ------------
GRAND TOTAL...................                                   $461,411,701
                                                                 ============

  #  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  12,721      $     1,610     $    65,494
                             ---------      -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --              --
                             ---------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          609          (22,703)        (22,988)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (233,989)      (1,143,054)     (1,214,732)
                             ---------      -----------     -----------
    Net gain (loss) on
     investments.........     (233,380)      (1,165,757)     (1,237,720)
                             ---------      -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(220,659)     $(1,164,147)    $(1,172,226)
                             =========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............    $   4,805       $ 104,083     $   275,586    $  28,980       $   970,429      $  816,858
                             ---------       ---------     -----------    ---------       -----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --              375,103       --              --               238,664
                             ---------       ---------     -----------    ---------       -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          781         (12,594)       (246,824)     (41,060)          (89,021)         39,521
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (151,639)       (350,920)     (3,401,822)    (840,047)       (5,864,854)        997,240
                             ---------       ---------     -----------    ---------       -----------      ----------
    Net gain (loss) on
     investments.........     (150,858)       (363,514)     (3,648,646)    (881,107)       (5,953,875)      1,036,761
                             ---------       ---------     -----------    ---------       -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(146,053)      $(259,431)    $(2,997,957)   $(852,127)      $(4,983,446)     $2,092,283
                             =========       =========     ===========    =========       ===========      ==========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............    $    467,060
                             ------------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (35,462)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (17,312,342)
                             ------------
    Net gain (loss) on
     investments.........     (17,347,804)
                             ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(16,880,744)
                             ============

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD     HARTFORD     HARTFORD
                           DIVIDEND AND    GLOBAL       GLOBAL
                              GROWTH      ADVISERS      LEADERS
                             HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   374,553    $    116     $  3,052
                           -----------    --------     --------
CAPITAL GAINS INCOME
 (LOSS)..................    1,184,792         157       --
                           -----------    --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (47,831)        409      (17,964)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (5,086,030)    (21,876)     (39,405)
                           -----------    --------     --------
    Net gain (loss) on
     investments.........   (5,133,861)    (21,467)     (57,369)
                           -----------    --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(3,574,516)   $(21,194)    $(54,317)
                           ===========    ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            HARTFORD     HARTFORD                   HARTFORD                                 HARTFORD
                             GLOBAL     GROWTH AND    HARTFORD    INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           TECHNOLOGY     INCOME        INDEX     OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                            HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --        $   4,373   $   288,197   $   281,833   $    12,966    $504,874     $162,882
                            ---------    ---------   -----------   -----------   -----------    --------     --------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --           889,231       --            --            2,207       --
                            ---------    ---------   -----------   -----------   -----------    --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (192,905)         498       (69,552)     (156,370)     (107,242)     --            3,501
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (38,886)    (309,507)   (7,333,794)   (2,886,251)   (1,673,283)     --          200,338
                            ---------    ---------   -----------   -----------   -----------    --------     --------
    Net gain (loss) on
     investments.........    (231,791)    (309,009)   (7,403,346)   (3,042,621)   (1,780,525)     --          203,839
                            ---------    ---------   -----------   -----------   -----------    --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(231,791)   $(304,636)  $(6,225,918)  $(2,760,788)  $(1,767,559)   $507,081     $366,721
                            =========    =========   ===========   ===========   ===========    ========     ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD       HARTFORD     PUTNAM VT
                           SMALL COMPANY     STOCK      DIVERSIFIED
                             HLS FUND       HLS FUND    INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   --        $    407,582   $140,983
                            -----------   ------------   --------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --          --
                            -----------   ------------   --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        51,215     (3,693,035)   (30,736)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,405,714)    (9,396,615)    27,999
                            -----------   ------------   --------
    Net gain (loss) on
     investments.........    (2,354,499)   (13,089,650)    (2,737)
                            -----------   ------------   --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(2,354,499)  $(12,682,068)  $138,246
                            ===========   ============   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                            PUTNAM VT                                                                             PUTNAM VT
                           GLOBAL ASSET    PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT    PUTNAM VT   INTERNATIONAL
                            ALLOCATION   GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES  HIGH YIELD     INCOME      GROWTH AND
                               FUND          FUND       INCOME FUND       FUND           FUND         FUND       INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  ---------------  -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............  $   200,287    $    51,929   $ 1,025,553     $     849      $ 926,413    $423,373       $  3,703
                           -----------    -----------   -----------     ---------      ---------    --------       --------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --            --            --              --          --            --
                           -----------    -----------   -----------     ---------      ---------    --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (1,525,555)      (564,283)     (973,132)      (20,221)       (30,167)   (106,278)        (5,403)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      111,983     (3,735,846)   (8,952,719)     (276,780)      (945,880)    277,711        (94,216)
                           -----------    -----------   -----------     ---------      ---------    --------       --------
    Net gain (loss) on
     investments.........   (1,413,572)    (4,300,129)   (9,925,851)     (297,001)      (976,047)    171,433        (99,619)
                           -----------    -----------   -----------     ---------      ---------    --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(1,213,285)   $(4,248,200)  $(8,900,298)    $(296,152)     $ (49,634)   $594,806       $(95,916)
                           ===========    ===========   ===========     =========      =========    ========       ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL     PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES   INVESTORS
                           GROWTH FUND*         FUND            FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -----------
INVESTMENT INCOME:
  Dividends..............   $    83,412       $   7,383       $   5,203
                            -----------       ---------       ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --                --
                            -----------       ---------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (241,215)       (254,607)        (31,261)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,171,299)        122,725        (333,992)
                            -----------       ---------       ---------
    Net gain (loss) on
     investments.........    (1,412,514)       (131,882)       (365,253)
                            -----------       ---------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,329,102)      $(124,499)      $(360,050)
                            ===========       =========       =========

  * Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                               PUTNAM VT    PUTNAM VT
                            PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT      THE GEORGE    UTILITIES    PUTNAM VT
                           MONEY MARKET  NEW OPPORTUNITIES    NEW VALUE     OTC & EMERGING    PUTNAM FUND  GROWTH AND      VISTA
                               FUND            FUND             FUND          GROWTH FUND      OF BOSTON   INCOME FUND     FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------------  -------------  -----------------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $40,538        $  --            $   180,094       $--             $ 20,323     $  99,692    $  --
                             -------        -----------      -----------       ---------       --------     ---------    ---------
CAPITAL GAINS INCOME
 (LOSS)..................     --               --                --             --               --            --           --
                             -------        -----------      -----------       ---------       --------     ---------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --               (922,002)        (463,484)        (24,149)          (345)      (74,590)     (23,532)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --             (6,858,777)        (542,454)       (328,614)       (94,520)     (808,557)    (334,892)
                             -------        -----------      -----------       ---------       --------     ---------    ---------
    Net gain (loss) on
     investments.........     --             (7,780,779)      (1,005,938)       (352,763)       (94,865)     (883,147)    (358,424)
                             -------        -----------      -----------       ---------       --------     ---------    ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $40,538        $(7,780,779)     $  (825,844)      $(352,763)      $(74,542)    $(783,455)   $(358,424)
                             =======        ===========      ===========       =========       ========     =========    =========


                            PUTNAM VT
                             VOYAGER
                               FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............  $    444,335
                           ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (2,339,526)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (13,483,216)
                           ------------
    Net gain (loss) on
     investments.........   (15,822,742)
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(15,378,407)
                           ============

  * Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   12,721     $     1,610     $    65,494
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........           609         (22,703)        (22,988)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (233,989)     (1,143,054)     (1,214,732)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (220,659)     (1,164,147)     (1,172,226)
                             ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............        72,669         511,721         540,443
  Net transfers..........       564,360       3,980,117       4,593,052
  Surrenders for benefit
   payments and fees.....         1,087        (112,317)       (222,365)
  Net loan activity......           (17)       (115,444)       (448,341)
  Cost of insurance......       (73,412)       (288,683)       (362,989)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       564,687       3,975,394       4,099,800
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........       344,028       2,811,247       2,927,574
NET ASSETS:
  Beginning of period....     1,278,746       2,081,089       3,425,542
                             ----------     -----------     -----------
  End of period..........    $1,622,774     $ 4,892,336     $ 6,353,116
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   4,805      $  104,083     $   275,586    $   28,980      $   970,429      $   816,858
  Capital gains income...      --              --              375,103       --              --                238,664
  Net realized gain
   (loss) on security
   transactions..........          781         (12,594)       (246,824)      (41,060)         (89,021)          39,521
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (151,639)       (350,920)     (3,401,822)     (840,047)      (5,864,854)         997,240
                             ---------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (146,053)       (259,431)     (2,997,957)     (852,127)      (4,983,446)       2,092,283
                             ---------      ----------     -----------    ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       42,677         309,122       1,982,450       592,957        4,291,038        1,457,731
  Net transfers..........      241,053         193,924         111,549        43,096         (452,845)       6,617,702
  Surrenders for benefit
   payments and fees.....       (6,553)       (233,041)     (1,600,703)     (221,294)      (1,812,830)      (1,325,015)
  Net loan activity......      (11,251)        (10,155)       (202,158)     (105,459)        (658,567)        (339,463)
  Cost of insurance......      (39,705)       (196,607)     (1,109,136)     (299,545)      (2,575,431)      (1,152,991)
                             ---------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      226,221          63,243        (817,998)        9,755       (1,208,635)       5,257,964
                             ---------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets.........       80,168        (196,188)     (3,815,955)     (842,372)      (6,192,081)       7,350,247
NET ASSETS:
  Beginning of period....      584,888       2,846,892      17,354,435     4,100,247       37,530,083       15,993,966
                             ---------      ----------     -----------    ----------      -----------      -----------
  End of period..........    $ 665,056      $2,650,704     $13,538,480    $3,257,875      $31,338,002      $23,344,213
                             =========      ==========     ===========    ==========      ===========      ===========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $    467,060
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         (35,462)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (17,312,342)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (16,880,744)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............       7,557,057
  Net transfers..........        (171,129)
  Surrenders for benefit
   payments and fees.....      (3,748,363)
  Net loan activity......      (1,021,635)
  Cost of insurance......      (4,650,284)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,034,354)
                             ------------
  Net increase (decrease)
   in net assets.........     (18,915,098)
NET ASSETS:
  Beginning of period....      87,440,331
                             ------------
  End of period..........    $ 68,525,233
                             ============

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD     HARTFORD     HARTFORD
                           DIVIDEND AND    GLOBAL       GLOBAL
                              GROWTH      ADVISERS      LEADERS
                             HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $   374,553    $    116     $  3,052
  Capital gains income...    1,184,792         157       --
  Net realized gain
   (loss) on security
   transactions..........      (47,831)        409      (17,964)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (5,086,030)    (21,876)     (39,405)
                           -----------    --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (3,574,516)    (21,194)     (54,317)
                           -----------    --------     --------
UNIT TRANSACTIONS:
  Purchases..............    2,692,518      44,339       32,202
  Net transfers..........    1,768,834     115,585      190,151
  Surrenders for benefit
   payments and fees.....   (1,907,177)    (10,870)      (1,250)
  Net loan activity......     (412,541)     (5,851)        (727)
  Cost of insurance......   (1,632,397)    (25,252)     (22,175)
                           -----------    --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      509,237     117,951      198,201
                           -----------    --------     --------
  Net increase (decrease)
   in net assets.........   (3,065,279)     96,757      143,884
NET ASSETS:
  Beginning of period....   26,791,841     151,566      169,284
                           -----------    --------     --------
  End of period..........  $23,726,562    $248,323     $313,168
                           ===========    ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                            HARTFORD     HARTFORD                   HARTFORD                                 HARTFORD
                             GLOBAL     GROWTH AND    HARTFORD    INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           TECHNOLOGY     INCOME        INDEX     OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                            HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $  --       $    4,373   $   288,197   $   281,833   $    12,966  $   504,874   $  162,882
  Capital gains income...      --           --           889,231       --            --             2,207       --
  Net realized gain
   (loss) on security
   transactions..........    (192,905)         498       (69,552)     (156,370)     (107,242)     --             3,501
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (38,886)    (309,507)   (7,333,794)   (2,886,251)   (1,673,283)     --           200,338
                            ---------   ----------   -----------   -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (231,791)    (304,636)   (6,225,918)   (2,760,788)   (1,767,559)     507,081      366,721
                            ---------   ----------   -----------   -----------   -----------  -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      25,932      193,483     2,796,567     1,829,177     1,157,279   22,804,447      389,158
  Net transfers..........     241,755      280,148     2,908,384    (2,563,038)    3,624,219   (8,862,861)   2,680,785
  Surrenders for benefit
   payments and fees.....         140      (61,555)   (1,484,778)     (949,532)     (301,076)  (7,717,343)    (245,624)
  Net loan activity......      (2,806)      13,544      (217,045)     (222,111)     (116,857)     (54,995)     (20,254)
  Cost of insurance......     (15,848)    (128,935)   (1,657,390)     (898,344)     (658,159)  (2,720,321)    (271,045)
                            ---------   ----------   -----------   -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     249,173      296,685     2,345,738    (2,803,848)    3,705,406    3,448,927    2,533,020
                            ---------   ----------   -----------   -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets.........      17,382       (7,951)   (3,880,180)   (5,564,636)    1,937,847    3,956,008    2,899,741
NET ASSETS:
  Beginning of period....      53,573    1,095,181    27,550,545    18,007,533     8,813,650   31,265,652    3,699,422
                            ---------   ----------   -----------   -----------   -----------  -----------   ----------
  End of period..........   $  70,955   $1,087,230   $23,670,365   $12,442,897   $10,751,497  $35,221,660   $6,599,163
                            =========   ==========   ===========   ===========   ===========  ===========   ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD       HARTFORD     PUTNAM VT
                           SMALL COMPANY     STOCK      DIVERSIFIED
                             HLS FUND       HLS FUND    INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   --        $    407,582  $  140,983
  Capital gains income...       --             --           --
  Net realized gain
   (loss) on security
   transactions..........        51,215     (3,693,035)    (30,736)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,405,714)    (9,396,615)     27,999
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,354,499)   (12,682,068)    138,246
                            -----------   ------------  ----------
UNIT TRANSACTIONS:
  Purchases..............       985,006      5,480,307     412,654
  Net transfers..........        30,352     (4,610,733)  2,388,172
  Surrenders for benefit
   payments and fees.....      (388,118)    (2,930,296)   (215,835)
  Net loan activity......       (35,770)      (426,295)    (20,393)
  Cost of insurance......      (411,710)    (3,150,673)   (244,181)
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       179,760     (5,637,690)  2,320,417
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets.........    (2,174,739)   (18,319,758)  2,458,663
NET ASSETS:
  Beginning of period....     8,251,868     53,738,281   1,657,600
                            -----------   ------------  ----------
  End of period..........   $ 6,077,129   $ 35,418,523  $4,116,263
                            ===========   ============  ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                            PUTNAM VT                                                                              PUTNAM VT
                           GLOBAL ASSET    PUTNAM VT     PUTNAM VT       PUTNAM VT      PUTNAM VT    PUTNAM VT   INTERNATIONAL
                            ALLOCATION   GLOBAL EQUITY   GROWTH AND   HEALTH SCIENCES  HIGH YIELD     INCOME      GROWTH AND
                               FUND          FUND       INCOME FUND        FUND           FUND         FUND       INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   200,287    $    51,929   $  1,025,553    $      849     $  926,413   $   423,373     $  3,703
  Capital gains income...      --             --             --            --              --           --           --
  Net realized gain
   (loss) on security
   transactions..........   (1,525,555)      (564,283)      (973,132)      (20,221)       (30,167)     (106,278)      (5,403)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      111,983     (3,735,846)    (8,952,719)     (276,780)      (945,880)      277,711      (94,216)
                           -----------    -----------   ------------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,213,285)    (4,248,200)    (8,900,298)     (296,152)       (49,634)      594,806      (95,916)
                           -----------    -----------   ------------    ----------     ----------   -----------     --------
UNIT TRANSACTIONS:
  Purchases..............      714,509      2,043,093      4,680,003       300,163        898,412       675,016      138,086
  Net transfers..........   (2,704,354)    (2,444,534)    (5,345,248)      (10,327)       (58,103)     (221,574)     266,459
  Surrenders for benefit
   payments and fees.....   (1,129,354)      (928,009)    (2,999,350)      (48,988)      (416,803)     (855,822)     (39,880)
  Net loan activity......       20,591        (76,482)      (565,902)      (27,635)      (198,828)     (160,974)      (7,852)
  Cost of insurance......     (475,615)    (1,061,438)    (2,831,842)     (122,959)      (552,648)     (455,247)     (52,089)
                           -----------    -----------   ------------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (3,574,223)    (2,467,370)    (7,062,339)       90,254       (327,970)   (1,018,601)     304,724
                           -----------    -----------   ------------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets.........   (4,787,508)    (6,715,570)   (15,962,637)     (205,898)      (377,604)     (423,795)     208,808
NET ASSETS:
  Beginning of period....   10,890,843     20,293,332     51,177,370     1,336,073      7,654,535     8,530,022      550,919
                           -----------    -----------   ------------    ----------     ----------   -----------     --------
  End of period..........  $ 6,103,335    $13,577,762   $ 35,214,733    $1,130,175     $7,276,931   $ 8,106,227     $759,727
                           ===========    ===========   ============    ==========     ==========   ===========     ========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL     PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES   INVESTORS
                           GROWTH FUND*         FUND            FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $    83,412       $   7,383      $    5,203
  Capital gains income...       --             --                --
  Net realized gain
   (loss) on security
   transactions..........      (241,215)       (254,607)        (31,261)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,171,299)        122,725        (333,992)
                            -----------       ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,329,102)       (124,499)       (360,050)
                            -----------       ---------      ----------
UNIT TRANSACTIONS:
  Purchases..............     1,061,106         159,698         320,284
  Net transfers..........       262,405        (208,571)        318,878
  Surrenders for benefit
   payments and fees.....      (527,841)        (27,000)        (70,068)
  Net loan activity......      (128,608)        (26,257)        (23,043)
  Cost of insurance......      (454,003)        (76,369)       (117,265)
                            -----------       ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       213,059        (178,499)        428,786
                            -----------       ---------      ----------
  Net increase (decrease)
   in net assets.........    (1,116,043)       (302,998)         68,736
NET ASSETS:
  Beginning of period....     8,568,203         947,389       1,478,679
                            -----------       ---------      ----------
  End of period..........   $ 7,452,160       $ 644,391      $1,547,415
                            ===========       =========      ==========

  * Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                             PUTNAM VT    PUTNAM VT
                            PUTNAM VT        PUTNAM VT       PUTNAM VT       PUTNAM VT      THE GEORGE    UTILITIES    PUTNAM VT
                           MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE    OTC & EMERGING    PUTNAM FUND  GROWTH AND      VISTA
                               FUND            FUND            FUND         GROWTH FUND      OF BOSTON   INCOME FUND     FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------------  -----------  -----------------  -----------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $    40,538     $   --           $  180,094      $ --            $   20,323   $    99,692  $   --
  Capital gains income...      --              --               --            --                --           --           --
  Net realized gain
   (loss) on security
   transactions..........      --              (922,002)      (463,484)        (24,149)           (345)      (74,590)    (23,532)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (6,858,777)      (542,454)       (328,614)        (94,520)     (808,557)   (334,892)
                           -----------     ------------     ----------      ----------      ----------   -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       40,538       (7,780,779)      (825,844)       (352,763)        (74,542)     (783,455)   (358,424)
                           -----------     ------------     ----------      ----------      ----------   -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............      248,537        3,224,430        454,215         271,190         124,112       300,425     217,116
  Net transfers..........       69,740       (2,937,381)       188,034        (551,136)        410,745      (259,060)   (167,750)
  Surrenders for benefit
   payments and fees.....   (1,219,131)      (1,277,411)      (239,032)        (66,651)        (23,041)     (102,300)    (21,054)
  Net loan activity......       27,672         (299,752)       (27,703)        (11,976)        (10,035)      (85,011)     (3,852)
  Cost of insurance......     (185,222)      (1,435,561)      (218,084)        (96,107)        (98,757)     (177,399)    (92,010)
                           -----------     ------------     ----------      ----------      ----------   -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,058,404)      (2,725,675)       157,430        (454,680)        403,024      (323,345)    (67,550)
                           -----------     ------------     ----------      ----------      ----------   -----------  ----------
  Net increase (decrease)
   in net assets.........   (1,017,866)     (10,506,454)      (668,414)       (807,443)        328,482    (1,106,800)   (425,974)
NET ASSETS:
  Beginning of period....    3,167,658       26,629,050      3,070,096       1,503,981         747,634     3,499,523   1,251,519
                           -----------     ------------     ----------      ----------      ----------   -----------  ----------
  End of period..........  $ 2,149,792     $ 16,122,596     $2,401,682      $  696,538      $1,076,116   $ 2,392,723  $  825,545
                           ===========     ============     ==========      ==========      ==========   ===========  ==========


                            PUTNAM VT
                             VOYAGER
                               FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $    444,335
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (2,339,526)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (13,483,216)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (15,378,407)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     5,402,483
  Net transfers..........    (7,705,462)
  Surrenders for benefit
   payments and fees.....    (3,236,699)
  Net loan activity......      (884,121)
  Cost of insurance......    (3,152,906)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (9,576,705)
                           ------------
  Net increase (decrease)
   in net assets.........   (24,955,112)
NET ASSETS:
  Beginning of period....    62,957,441
                           ------------
  End of period..........  $ 38,002,329
                           ============

  * Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                FUND            FUND            FUND
                            SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................    $    5,748      $    5,280      $   23,352
  Capital gains income...        70,479         301,940         130,972
  Net realized gain
   (loss) on security
   transactions..........         2,021           1,739           2,206
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (150,860)       (444,247)       (222,985)
                             ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (72,612)       (135,288)        (66,455)
                             ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............         3,109          54,844          93,738
  Net transfers..........     1,372,458       2,214,943       3,598,643
  Surrenders for benefit
   payments and fees.....        (3,450)         (1,664)        (29,406)
  Net loan activity......           (35)         (2,240)       (109,490)
  Cost of insurance......       (20,724)        (49,506)        (61,488)
                             ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,351,358       2,216,377       3,491,997
                             ----------      ----------      ----------
  Net increase (decrease)
   in net assets.........     1,278,746       2,081,089       3,425,542
NET ASSETS:
  Beginning of period....       --              --              --
                             ----------      ----------      ----------
  End of period..........    $1,278,746      $2,081,089      $3,425,542
                             ==========      ==========      ==========

  *  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                            SUB-ACCOUNT*    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
OPERATIONS:
  Net investment
   income................     $  3,712      $  118,268     $   295,505   $   243,909      $ 1,106,380      $   672,419
  Capital gains income...       29,454          44,350         830,227       385,533        1,928,048          --
  Net realized gain
   (loss) on security
   transactions..........          230          (8,381)        (29,154)      (37,678)         (52,873)         310,416
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (66,029)       (281,459)     (1,993,443)   (1,716,177)      (4,871,446)         227,533
                              --------      ----------     -----------   -----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (32,633)       (127,222)       (896,865)   (1,124,413)      (1,889,891)       1,210,368
                              --------      ----------     -----------   -----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        2,745         392,980       2,061,428       668,228        4,814,717        1,063,733
  Net transfers..........      627,758          33,939         392,974      (144,582)         469,982       (2,309,724)
  Surrenders for benefit
   payments and fees.....       (1,774)       (107,659)       (664,731)     (173,733)      (2,393,948)        (477,203)
  Net loan activity......         (763)        (58,615)       (247,805)     (102,727)        (715,419)        (129,782)
  Cost of insurance......      (10,445)       (162,563)       (948,818)     (285,320)      (2,327,285)        (739,632)
                              --------      ----------     -----------   -----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      617,521          98,082         593,048       (38,134)        (151,953)      (2,592,608)
                              --------      ----------     -----------   -----------      -----------      -----------
  Net increase (decrease)
   in net assets.........      584,888         (29,140)       (303,817)   (1,162,547)      (2,041,844)      (1,382,240)
NET ASSETS:
  Beginning of period....      --            2,876,032      17,658,252     5,262,794       39,571,927       17,376,206
                              --------      ----------     -----------   -----------      -----------      -----------
  End of period..........     $584,888      $2,846,892     $17,354,435   $ 4,100,247      $37,530,083      $15,993,966
                              ========      ==========     ===========   ===========      ===========      ===========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................    $    583,858
  Capital gains income...      25,698,439
  Net realized gain
   (loss) on security
   transactions..........        (418,799)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (32,677,490)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (6,813,992)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............       8,597,604
  Net transfers..........         363,192
  Surrenders for benefit
   payments and fees.....      (3,710,532)
  Net loan activity......      (1,802,010)
  Cost of insurance......      (4,325,693)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (877,439)
                             ------------
  Net increase (decrease)
   in net assets.........      (7,691,431)
NET ASSETS:
  Beginning of period....      95,131,762
                             ------------
  End of period..........    $ 87,440,331
                             ============

  *  Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD      HARTFORD       HARTFORD
                           DIVIDEND AND     GLOBAL         GLOBAL
                              GROWTH       ADVISERS       LEADERS
                             HLS FUND      HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT**  SUB-ACCOUNT*
                           ------------  -------------  ------------
OPERATIONS:
  Net investment
   income................  $   413,599     $  1,108       $    973
  Capital gains income...    1,663,003       15,163            358
  Net realized gain
   (loss) on security
   transactions..........      (23,619)     (19,353)        (2,739)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (3,166,145)     (18,047)        (6,291)
                           -----------     --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,113,162)     (21,129)        (7,699)
                           -----------     --------       --------
UNIT TRANSACTIONS:
  Purchases..............    3,184,704       69,702          7,374
  Net transfers..........      612,041      (45,278)       198,004
  Surrenders for benefit
   payments and fees.....   (1,056,181)      (1,399)        (2,919)
  Net loan activity......     (589,270)     (18,252)       (19,701)
  Cost of insurance......   (1,428,318)     (24,595)        (5,775)
                           -----------     --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      722,976      (19,822)       176,983
                           -----------     --------       --------
  Net increase (decrease)
   in net assets.........     (390,186)     (40,951)       169,284
NET ASSETS:
  Beginning of period....   27,182,027      192,517         --
                           -----------     --------       --------
  End of period..........  $26,791,841     $151,566       $169,284
                           ===========     ========       ========

  * Amounts represent from inception, January 16, 2001 to December 31, 2001. ** Formerly Hartford International Advisers HLS Fund Sub-Account. Change
     effective on May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             HARTFORD                                      HARTFORD                                 HARTFORD
                              GLOBAL     HARTFORD GROWTH    HARTFORD     INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                            TECHNOLOGY     AND INCOME         INDEX      OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                               HLS          HLS FUND        HLS FUND       HLS FUND      HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT*    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ---------------  -------------  -------------  -----------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $  --          $  --           $   245,460    $    23,333   $   --       $   912,443   $  172,898
  Capital gains income...      --              34,831          498,043      2,603,388       895,909          288       --
  Net realized gain
   (loss) on security
   transactions..........    (136,301)            101         (432,956)      (101,624)      (77,140)     --               496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (693)       (106,630)      (4,412,581)    (6,692,751)   (1,014,058)     --            48,327
                            ---------      ----------      -----------    -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (136,994)        (71,698)      (4,102,034)    (4,167,654)     (195,289)     912,731      221,721
                            ---------      ----------      -----------    -----------   -----------  -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       3,421         215,854        3,275,799      2,654,551       898,401   19,405,315      141,932
  Net transfers..........     197,954         385,082       (2,333,867)      (275,274)    2,670,129   (1,032,568)     672,916
  Surrenders for benefit
   payments and fees.....        (159)        (12,485)      (2,084,135)    (1,088,716)     (261,773)  (7,870,327)     (91,358)
  Net loan activity......         323         (18,211)        (438,228)      (269,390)     (175,579)     (79,844)     (15,664)
  Cost of insurance......     (10,972)        (94,074)      (1,594,341)      (889,694)     (413,284)  (1,552,463)    (120,456)
                            ---------      ----------      -----------    -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     190,567         476,166       (3,174,772)       131,477     2,717,894    8,870,113      587,370
                            ---------      ----------      -----------    -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets.........      53,573         404,468       (7,276,806)    (4,036,177)    2,522,605    9,782,844      809,091
NET ASSETS:
  Beginning of period....      --             690,713       34,827,351     22,043,710     6,291,045   21,482,808    2,890,331
                            ---------      ----------      -----------    -----------   -----------  -----------   ----------
  End of period..........   $  53,573      $1,095,181      $27,550,545    $18,007,533   $ 8,813,650  $31,265,652   $3,699,422
                            =========      ==========      ===========    ===========   ===========  ===========   ==========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD       HARTFORD     PUTNAM VT
                           SMALL COMPANY     STOCK      DIVERSIFIED
                             HLS FUND       HLS FUND    INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $   --        $    432,372  $  121,165
  Capital gains income...       487,311      4,864,981      --
  Net realized gain
   (loss) on security
   transactions..........       (26,599)    (1,703,673)      8,213
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,130,042)   (12,709,984)    (61,831)
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (669,330)    (9,116,304)     67,547
                            -----------   ------------  ----------
UNIT TRANSACTIONS:
  Purchases..............     1,190,987      7,514,489     226,908
  Net transfers..........     5,934,841     (6,826,810)     (8,559)
  Surrenders for benefit
   payments and fees.....      (236,684)    (2,662,012)    (52,462)
  Net loan activity......      (146,200)    (1,060,204)    (31,909)
  Cost of insurance......      (322,520)    (3,368,962)   (108,909)
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     6,420,424     (6,403,499)     25,069
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets.........     5,751,094    (15,519,803)     92,616
NET ASSETS:
  Beginning of period....     2,500,774     69,258,084   1,564,984
                            -----------   ------------  ----------
  End of period..........   $ 8,251,868   $ 53,738,281  $1,657,600
                            ===========   ============  ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                            PUTNAM VT                                                                             PUTNAM VT
                           GLOBAL ASSET    PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT    PUTNAM VT   INTERNATIONAL
                            ALLOCATION   GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES  HIGH YIELD     INCOME      GROWTH AND
                               FUND          FUND       INCOME FUND       FUND           FUND         FUND       INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................  $   136,777   $    --        $  926,514     $      659     $1,092,539   $   592,988     $  4,648
  Capital gains income...    1,288,303      6,045,908      646,770        --              --           --            25,438
  Net realized gain
   (loss) on security
   transactions..........      (26,818)      (355,623)     (47,806)       (30,574)         8,937        65,563          137
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,492,152)   (14,778,201)  (5,069,441)      (297,652)      (804,305)       (8,163)    (131,921)
                           -----------   ------------   -----------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,093,890)    (9,087,916)  (3,543,963)      (327,567)       297,171       650,388     (101,698)
                           -----------   ------------   -----------    ----------     ----------   -----------     --------
UNIT TRANSACTIONS:
  Purchases..............      788,787      2,521,565    6,009,706        246,478        953,924       928,351      143,432
  Net transfers..........     (702,713)    (1,676,211)  (2,325,688)       (48,334)       (63,119)      (97,474)     121,898
  Surrenders for benefit
   payments and fees.....     (308,936)      (736,783)  (2,998,627)       (30,895)      (351,187)   (2,254,281)      (3,197)
  Net loan activity......      (98,255)      (332,814)    (913,870)         8,606       (173,897)      (81,657)      (8,146)
  Cost of insurance......     (458,165)    (1,125,232)  (2,777,829)       (97,436)      (475,549)     (407,029)     (35,984)
                           -----------   ------------   -----------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (779,282)    (1,349,475)  (3,006,308)        78,419       (109,828)   (1,912,090)     218,003
                           -----------   ------------   -----------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets.........   (1,873,172)   (10,437,391)  (6,550,271)      (249,148)       187,343    (1,261,702)     116,305
NET ASSETS:
  Beginning of period....   12,764,015     30,730,723   57,727,641      1,585,221      7,467,192     9,791,724      434,614
                           -----------   ------------   -----------    ----------     ----------   -----------     --------
  End of period..........  $10,890,843   $ 20,293,332   $51,177,370    $1,336,073     $7,654,535   $ 8,530,022     $550,919
                           ===========   ============   ===========    ==========     ==========   ===========     ========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL     PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES   INVESTORS
                            GROWTH FUND         FUND            FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -----------
OPERATIONS:
  Net investment
   income................   $    28,043      $  --           $    1,205
  Capital gains income...       877,831         --               --
  Net realized gain
   (loss) on security
   transactions..........       (61,616)        (237,647)       (22,761)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,685,590)        (212,152)      (407,077)
                            -----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,841,332)        (449,799)      (428,633)
                            -----------      -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     1,470,603          251,740        361,660
  Net transfers..........     3,394,928         (818,536)       101,105
  Surrenders for benefit
   payments and fees.....      (333,618)          (5,523)       (25,880)
  Net loan activity......      (112,603)          14,803         (8,502)
  Cost of insurance......      (395,606)         (73,649)      (102,406)
                            -----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,023,704         (631,165)       325,977
                            -----------      -----------     ----------
  Net increase (decrease)
   in net assets.........     2,182,372       (1,080,964)      (102,656)
NET ASSETS:
  Beginning of period....     6,164,464        2,028,353      1,581,335
                            -----------      -----------     ----------
  End of period..........   $ 8,346,836      $   947,389     $1,478,679
                            ===========      ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                                             PUTNAM VT    PUTNAM VT
                            PUTNAM VT        PUTNAM VT       PUTNAM VT       PUTNAM VT      THE GEORGE    UTILITIES     PUTNAM VT
                           MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE    OTC & EMERGING    PUTNAM FUND   GROWTH AND      VISTA
                               FUND            FUND            FUND         GROWTH FUND      OF BOSTON   INCOME FUND      FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------------  -----------  -----------------  -----------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $   96,813     $   --           $   16,587      $  --            $ 16,427    $   132,432   $   --
  Capital gains income...      --             5,921,878         44,629         --              --            224,054      131,378
  Net realized gain
   (loss) on security
   transactions..........      --              (820,198)       (43,030)        (358,618)       (6,446)       (32,279)      (6,104)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --           (17,333,593)        22,791       (1,070,855)       (7,868)    (1,384,614)    (613,292)
                            ----------     ------------     ----------      -----------      --------    -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       96,813      (12,231,913)        40,977       (1,429,473)        2,113     (1,060,407)    (488,018)
                            ----------     ------------     ----------      -----------      --------    -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      237,401        4,099,277        349,103          387,318       190,794        397,571      210,807
  Net transfers..........      807,386       (2,774,853)     1,689,433       (1,427,542)       35,156       (768,756)     335,875
  Surrenders for benefit
   payments and fees.....     (164,497)      (1,417,545)      (113,567)         (60,329)      (13,397)      (129,610)     (24,309)
  Net loan activity......      (40,540)        (736,099)       (22,366)          12,471        (7,355)       (45,837)        (815)
  Cost of insurance......     (150,907)      (1,561,194)      (122,815)        (124,046)      (56,544)      (206,190)     (76,673)
                            ----------     ------------     ----------      -----------      --------    -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      688,843       (2,390,414)     1,779,788       (1,212,128)      148,654       (752,822)     444,885
                            ----------     ------------     ----------      -----------      --------    -----------   ----------
  Net increase (decrease)
   in net assets.........      785,656      (14,622,327)     1,820,765       (2,641,601)      150,767     (1,813,229)     (43,133)
NET ASSETS:
  Beginning of period....    2,382,002       41,251,377      1,249,331        4,145,582       596,867      5,312,752    1,294,652
                            ----------     ------------     ----------      -----------      --------    -----------   ----------
  End of period..........   $3,167,658     $ 26,629,050     $3,070,096      $ 1,503,981      $747,634    $ 3,499,523   $1,251,519
                            ==========     ============     ==========      ===========      ========    ===========   ==========


                            PUTNAM VT
                             VOYAGER
                               FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $     82,289
  Capital gains income...    16,799,298
  Net realized gain
   (loss) on security
   transactions..........      (462,449)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (35,479,810)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (19,060,672)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     6,439,111
  Net transfers..........    (3,277,787)
  Surrenders for benefit
   payments and fees.....    (2,771,157)
  Net loan activity......    (1,525,507)
  Cost of insurance......    (3,292,209)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (4,427,549)
                           ------------
  Net increase (decrease)
   in net assets.........   (23,488,221)
NET ASSETS:
  Beginning of period....    86,445,662
                           ------------
  End of period..........  $ 62,957,441
                           ============

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account VL I ("the Account") is a separate investment account within Hartford Life Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds ("the Funds") as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
     DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the Contracts, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-38 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                             SUM OF        SUM OF
                                           PURCHASES      PROCEEDS
                                            AT COST      FROM SALES
                                          ------------  ------------
American Funds Global Growth Fund.......  $    681,002  $    103,580
American Funds Growth Fund..............     4,474,971       497,976
American Funds Growth-Income Fund.......     5,411,836     1,246,582
American Funds Global Small
 Capitalization Fund....................       353,154       122,124
Fidelity VIP Asset Manager Portfolio....       807,801       640,472
Fidelity VIP Equity-Income Fund.........     2,489,555     2,656,581
Fidelity VIP Overseas Portfolio.........       828,661       789,809
Hartford Advisors HLS Fund..............     4,551,215     4,789,412
Hartford Bond HLS Fund..................    11,579,189     5,265,683
Hartford Capital Appreciation HLS
 Fund...................................     7,527,857     9,094,976
Hartford Dividend and Growth HLS Fund...     7,559,451     5,490,844
Hartford Global Advisers HLS Fund.......       162,713        44,490
Hartford Global Leaders HLS Fund........       644,953       443,698
Hartford Global Technology HLS Fund.....    17,357,992    17,108,820
Hartford Growth and Income HLS Fund.....       498,999       197,940
Hartford Index HLS Fund.................     7,599,983     4,076,828
Hartford International Opportunities HLS
 Fund...................................     1,443,468     3,965,570
Hartford MidCap HLS Fund................     6,081,381     2,362,996
Hartford Money Market HLS Fund..........    42,382,395    38,426,829
Hartford Mortgage Securities HLS Fund...     3,884,040     1,188,137
Hartford Small Company HLS Fund.........     2,745,335     2,565,582
Hartford Stock HLS Fund.................     2,959,986     8,190,214
Putnam VT Diversified Income Fund.......     4,354,226     1,892,827
Putnam VT Global Asset Allocation
 Fund...................................       758,039     4,132,157
Putnam VT Global Equity Fund............       818,323     3,232,748
Putnam VT Growth and Income Fund........     2,681,713     8,718,454
Putnam VT Health Sciences Fund..........       603,210       512,133
Putnam VT High Yield Fund...............     2,226,347     1,627,897
Putnam VT Income Fund...................     4,532,644     5,127,892
Putnam VT International Growth and
 Income Fund............................       893,608       585,181
Putnam VT International Growth Fund.....     8,445,002     8,148,596
Putnam VT International New
 Opportunities Fund.....................       164,771       335,888
Putnam VT Investors Fund................     1,248,911       814,915
Putnam VT Money Market Fund.............     1,144,882     2,162,794
Putnam VT New Opportunities Fund........     1,782,498     4,508,636
Putnam VT New Value Fund................     3,370,135     3,032,604
Putnam VT OTC & Emerging Growth Fund....       325,432       780,420
Putnam VT The George Putnam Fund of
 Boston.................................       559,403       136,056
Putnam VT Utilities Growth and Income
 Fund...................................       335,130       558,769
Putnam VT Vista Fund....................       336,969       404,583
Putnam VT Voyager Fund..................     1,639,991    10,773,852
                                          ------------  ------------
                                          $168,247,171  $166,755,545
                                          ============  ============

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                       UNITS       UNITS     NET INCREASE
FUND                                   ISSUED     REDEEMED    (DECREASE)
----                                 ----------  ----------  ------------
American Funds Global Growth
 Fund..............................   2,549,968   1,800,901      749,067
American Funds Growth Fund.........   9,507,907   3,959,736    5,548,171
American Funds Growth-Income
 Fund..............................   9,528,004   5,186,477    4,341,527
American Funds Global Small
 Capitalization Fund...............   1,103,319     831,337      271,982
Fidelity VIP Asset Manager
 Portfolio.........................   1,892,483   1,860,531       31,952
Fidelity VIP Equity-Income Fund....   8,997,007   9,487,808     (490,801)
Fidelity VIP Overseas Portfolio....   3,319,097   3,328,916       (9,819)
Hartford Advisers HLS Fund.........  14,897,267  15,361,240     (463,973)
Hartford Bond HLS Fund.............  14,795,064  11,852,576    2,942,488
Hartford Capital Appreciation HLS
 Fund..............................  26,807,596  27,396,524     (588,928)
Hartford Dividend and Growth HLS
 Fund..............................  12,035,021  11,701,628      333,393
Hartford Global Advisers HLS
 Fund..............................     255,333     143,781      111,552
Hartford Global Leaders HLS Fund...   1,086,725     827,666      259,059
Hartford Global Technology HLS.....  28,991,921  28,907,864       84,057
Hartford Growth and Income HLS
 Fund..............................   1,123,504     837,743      285,761
Hartford Index HLS Fund............  11,834,612  10,789,923    1,044,689
Hartford International
 Opportunities HLS Fund............  12,727,919  14,505,572   (1,777,653)
Hartford MidCap HLS Fund...........   7,420,285   5,583,492    1,836,793
Hartford Money Market HLS Fund.....  60,254,873  57,968,249    2,286,624
Hartford Mortgage Securities HLS
 Fund..............................   4,168,846   2,782,799    1,386,047
Hartford Small Company HLS Fund....   9,032,826   8,685,539      347,287
Hartford Stock HLS Fund............  17,613,455  19,890,678   (2,277,223)
Putnam VT Diversified Income
 Fund..............................     416,696     252,500      164,196
Putnam VT Global Asset Allocation
 Fund..............................     559,587     753,343     (193,756)
Putnam VT Global Equity Fund.......   1,162,136   1,310,177     (148,041)
Putnam VT Growth and Income Fund...   1,947,930   2,245,141     (297,211)
Putnam VT Health Sciences Fund.....     153,360     146,719        6,641
Putnam VT High Yield Fund..........     566,415     587,977      (21,562)
Putnam VT Income Fund..............     747,875     809,503      (61,628)
Putnam VT International Growth and
 Income Fund.......................     145,355     111,720       33,635
Putnam VT International Growth
 Fund..............................   1,672,846   1,635,409       37,437
Putnam VT International New
 Opportunities Fund................     110,601     133,926      (23,325)
Putnam VT Investors Fund...........     302,724     241,374       61,350
Putnam VT Money Market Fund........   2,865,016   3,564,947     (699,931)
Putnam VT New Opportunities Fund...   1,505,192   1,680,794     (175,602)
Putnam VT New Value Fund...........     469,901     486,932      (17,031)
Putnam VT OTC & Emerging Growth
 Fund..............................     306,035     379,636      (73,601)
Putnam VT The George Putnam Fund of
 Boston............................      95,901      59,167       36,734
Putnam VT Utilities Growth and
 Income Fund.......................     177,121     195,309      (18,188)
Putnam VT Vista Fund...............     135,433     141,771       (6,338)
Putnam VT Voyager Fund.............   2,194,605   2,577,963     (383,358)

_____________________________________ SA-40 ____________________________________

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2002  Lowest contract charges     2,288,253  $ 0.709176   $ 1,622,774        --             0.88%      (14.64)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     1,539,187    0.830793     1,278,746        --             0.91%      (16.92)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
AMERICAN FUNDS GROWTH FUND
  2002  Lowest contract charges     8,175,408    0.598421     4,892,336        --             0.04%      (24.45)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     2,627,237    0.792121     2,081,089        --             0.53%      (20.79)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2002  Lowest contract charges     7,756,755    0.819043     6,353,116        --             1.19%      (18.34)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     3,415,228    1.003020     3,425,542        --             1.49%        0.30%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2002  Lowest contract charges       944,058    0.704466       665,056        --             0.73%      (19.05)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       672,075    0.870271       584,888        --             1.16%      (12.97)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2002  Lowest contract charges     1,619,964    1.636274     2,650,704        --             3.87%       (8.73)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     1,588,011    1.792741     2,846,892        --             4.08%       (4.09)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
FIDELITY VIP EQUITY-INCOME FUND
  2002  Lowest contract charges     7,593,559     1.78289    13,538,480        --             1.75%      (16.95)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     8,084,359    2.146668    17,354,435        --             1.69%       (4.96)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
FIDELITY VIP OVERSEAS PORTFOLIO
  2002  Lowest contract charges     2,938,313  $ 1.108757   $ 3,257,875        --             0.77%      (20.28)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     2,948,132    1.390795     4,100,247        --             5.28%      (21.17)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges    14,309,440    2.190023    31,338,002        --             2.92%      (13.79)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    14,773,413    2.540380    37,530,083        --             2.86%       (4.64)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD BOND HLS FUND
  2002  Lowest contract charges    11,971,950    1.949909    23,344,213        --             4.02%       10.08%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     9,029,461    1.771309    15,993,966        --             4.60%        8.68%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges    23,886,542     2.86878    68,525,233        --             0.62%      (19.70)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    24,475,470    3.572570    87,440,331        --             0.63%       (6.94)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2002  Lowest contract charges    10,602,240    2.237882    23,726,562        --             1.57%      (14.23)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    10,268,846    2.609041    26,791,841        --             1.56%       (4.04)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2002  Lowest contract charges       251,097    0.988953       248,323        --             0.05%       (8.95)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       139,545    1.086141       151,566        --             0.49%       (6.25)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-42 ____________________________________

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges       458,598  $ 0.682881   $   313,168        --             1.20%      (19.51)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       199,539    0.848373       169,284        --             1.26%      (15.16)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2002  Lowest contract charges       156,732    0.452718        70,955        --           --           (38.59)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges        72,675    0.737165        53,573        --           --           (26.28)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges     1,185,677     0.91697     1,087,230        --             0.40%      (24.65)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       899,915    1.216983     1,095,181        --           --            (8.02)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges    10,731,117    2.205769    23,670,365        --             1.20%      (22.45)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     9,686,428    2.844242    27,550,545        --             0.82%      (12.31)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges     9,470,460    1.313864    12,442,897        --             1.91%      (17.93)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    11,248,114    1.600938    18,007,533        --             0.12%      (18.73)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD MIDCAP HLS FUND
  2002  Lowest contract charges     6,188,503    1.737334    10,751,497        --             0.13%      (14.22)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     4,351,711    2.025330     8,813,650        --           --            (3.62)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges    23,026,608  $ 1.529607   $35,221,660        --             1.43%        1.47%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    20,739,985    1.507506    31,265,652        --             3.59%        3.87%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2002  Lowest contract charges     3,520,592    1.874447     6,599,163        --             3.39%        8.15%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     2,134,544    1.733120     3,699,422        --             5.40%        7.50%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD SMALL COMPANY HLS FUND
  2002  Lowest contract charges     6,601,535    0.920563     6,077,129        --           --           (30.23)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     6,254,249    1.319402     8,251,868        --           --           (14.92)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD STOCK HLS FUND
  2002  Lowest contract charges    15,247,361    2.322928    35,418,523        --             0.92%      (24.25)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    17,524,585    3.066451    53,738,281        --             0.69%      (12.23)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT DIVERSIFIED INCOME FUND
  2002  Lowest contract charges       286,881   14.348324     4,116,263        --             3.79%        6.20%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       122,685   13.510984     1,657,600        --             7.22%        3.82%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2002  Lowest contract charges       343,655   17.760045     6,103,335        --             2.13%      (12.36)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       537,411   20.265402    10,890,843        --             1.16%       (8.35)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-44 ____________________________________

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
PUTNAM VT GLOBAL GROWTH FUND
  2002  Lowest contract charges       906,049  $14.985684   $13,577,762        --             0.32%      (22.16)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     1,054,091   19.251979    20,293,332        --           --           (29.66)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT GROWTH AND INCOME FUND
  2002  Lowest contract charges     1,648,892   21.356598    35,214,733        --             2.42%      (18.79)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     1,946,103   26.297364    51,177,370        --             1.70%       (6.16)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT HEALTH SCIENCES FUND
  2002  Lowest contract charges       117,127    9.649126     1,130,175        --             0.07%      (20.21)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       110,486   12.092641     1,336,073        --             4.71%      (19.53)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT HIGH YIELD FUND
  2002  Lowest contract charges       466,297   15.605782     7,276,931        --            12.68%       (0.54)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       487,858   15.690083     7,654,535        --            13.40%        3.87%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT INCOME FUND
  2002  Lowest contract charges       448,367   18.079459     8,106,227        --             5.37%        8.09%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       509,995   16.725709     8,530,022        --             6.70%        7.53%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2002  Lowest contract charges        89,936    8.447396       759,727        --             0.55%      (13.67)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges        56,302    9.785153       550,919        --             0.98%      (20.67)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
PUTNAM VT INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges       799,946  $ 9.315833   $ 7,452,160        --             1.10%      (17.52)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       739,032   11.294275     8,346,836        --             0.34%      (20.41)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2002  Lowest contract charges        85,655    7.523083       644,391        --             0.92%      (13.46)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       108,980    8.693232       947,389        --           --           (28.52)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT INVESTORS FUND
  2002  Lowest contract charges       226,629    6.827953     1,547,415        --             0.40%      (23.68)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       165,280    8.946510     1,478,679        --             0.08%      (24.61)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT MONEY MARKET FUND
  2002  Lowest contract charges     1,414,143    1.520209     2,149,792        --             1.47%        1.46%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     2,114,074    1.498367     3,167,658        --             3.74%        4.00%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT NEW OPPORTUNITIES FUND
  2002  Lowest contract charges     1,160,569   13.891974    16,122,596        --           --           (30.29)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     1,336,171   19.929373    26,629,050        --           --           (29.99)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT NEW VALUE FUND
  2002  Lowest contract charges       210,324   11.418982     2,401,682        --             5.03%      (15.44)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       227,355   13.503535     3,070,096        --             0.69%        3.61%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-46 ____________________________________

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
PUTNAM VT OTC & EMERGING GROWTH FUND
  2002  Lowest contract charges       157,610  $ 4.419389   $   696,538        --           --           (32.06)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       231,210    6.504819     1,503,981        --           --           (45.57)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2002  Lowest contract charges       100,704   10.685893     1,076,116        --             2.31%       (8.57)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges        63,971   11.687147       747,634        --             2.02%        0.74%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2002  Lowest contract charges       159,539    14.99769     2,392,723        --             3.66%      (23.83)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       177,728   19.690377     3,499,523        --             3.19%      (22.15)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT VISTA FUND
  2002  Lowest contract charges       114,266    7.224769       825,545        --           --           (30.38)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       120,604   10.377065     1,251,519        --           --           (33.40)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT VOYAGER FUND
  2002  Lowest contract charges     1,739,584   21.845647    38,002,329        --             0.90%      (26.34)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     2,122,941   29.655765    62,957,441        --             0.12%      (22.24)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-47 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                      ------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 (d) of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2003

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------

                                                        2002     2001     2000
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,079   $2,157   $2,109
   Earned premiums and other                              66       94       97
   Net investment income                               1,583    1,495    1,326
   Net realized capital losses                          (288)     (91)     (85)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,440    3,655    3,447
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,766    1,703    1,495
   Insurance expenses and other                          650      622      600
   Amortization of deferred policy acquisition
    costs and present value of future profits            531      566      604
   Dividends to policyholders                             65       68       67
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    3,012    2,959    2,766
 -----------------------------------------------------------------------------
   Income before income tax expense and cumulative
    effect of
    accounting changes                                   428      696      681
   Income tax expense                                      2       44      194
   Income before cumulative effect of accounting
    changes                                              426      652      487
   Cumulative effect of accounting changes, net of
    tax                                                   --       (6)      --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  426   $  646   $  487
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2002       2001
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $23,675 and $18,933)     $ 24,786   $ 19,142
   Equity securities, available for sale, at fair
    value (cost of $137 and $71)                           120         64
   Policy loans, at outstanding balance                  2,895      3,278
   Other investments                                       918      1,136
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     28,719     23,620
 ------------------------------------------------------------------------
   Cash                                                     79         87
   Premiums receivable and agents' balances                 15         10
   Reinsurance recoverables                              1,477      1,215
   Deferred policy acquisition costs and present
    value of future profits                              5,479      5,338
   Deferred income taxes                                  (243)       (11)
   Goodwill                                                186        186
   Other assets                                          1,073        724
   Separate account assets                             105,316    114,261
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $142,101   $145,430
 ------------------------------------------------------------------------
 LIABILITIES
   Reserve for future policy benefits                 $  6,658   $  6,050
   Other policyholder funds                             22,103     18,412
   Other liabilities                                     2,207      1,949
   Separate account liabilities                        105,316    114,261
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    136,284    140,672
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 13
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       2,041      1,806
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                           574        177
     Foreign currency translation adjustments               (1)        (2)
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME        573        175
 ------------------------------------------------------------------------
   Retained earnings                                     3,197      2,771
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      5,817      4,758
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $142,101   $145,430
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                    Accumulated Other
                                                               Comprehensive Income (Loss)
                                                          --------------------------------------
                                                             Net
                                                          Unrealized     Net Gain on
                                                          Capital Gains  Cash Flow     Foreign
                                                          (Losses) on    Hedging       Currency              Total
                                           Common Capital Securities,    Instruments, Translation Retained Stockholder's
                                           Stock  Surplus Net of Tax     Net of Tax   Adjustments Earnings  Equity
                                           ----------------------------------------------------------------------------
                                                                          (In millions)
 2002
 Balance, December 31, 2001                 $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
 Comprehensive income
   Net income                                                                                        426         426
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  349                                              349
   Net gain on cash flow hedging
    instruments                                                               48                                  48
   Cumulative translation adjustments                                                       1                      1
 Total other comprehensive income                                                                                398
   Total comprehensive income                                                                                    824
 Capital contribution from parent                    235                                                         235
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2002   $6    $2,041      $ 463         $111      $    (1)    $3,197      $5,817
                                           ----------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                 $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
 Comprehensive income
   Net income                                                                                        646         646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                  (18)          21                                   3
   Net change in unrealized capital gains
    (losses) on securities (3)                                  116                                              116
   Net gain on cash flow hedging
    instruments                                                               42                                  42
   Cumulative translation adjustments                                                      (2)                    (2)
 Total other comprehensive income                                                                                159
   Total comprehensive income                                                                                    805
 Capital contribution from parent                    761                                                         761
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2001   $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
                                           ----------------------------------------------------------------------------
 2000
 Balance, December 31, 1999                 $6    $1,045      $(255)        $ --      $    --     $1,823      $2,619
 Comprehensive income (loss)
   Net income                                                                                        487         487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  271                                              271
 Total other comprehensive income                                                                                271
   Total comprehensive income (loss)                                                                             758
 Dividends declared                                                                                 (185)       (185)
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2000   $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
                                           ----------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $509, $62 and $147 for the years ended December 31, 2002, 2001 and 2000, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $26 and $23 for the years ended December 31, 2002 and 2001, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax losses realized in net income of $(178), $(43), and $(55) for the years ended December 31, 2002, 2001 and 2000, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------

                                              2002     2001     2000
                                          --------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $    426  $   646  $   487
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  288       91       85
  Cumulative effect of adoption of
   SFAS 133                                     --        3       --
  Cumulative effect of adoption of
   EITF 99-20                                   --        3       --
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                           531      566      604
  Additions to deferred policy
   acquisition costs and present value
   of future profits                          (987)    (975)    (916)
  Depreciation and amortization                 19      (18)     (28)
  Decrease (increase) in premiums
   receivable and agents' balances              (5)       5       14
  Increase (decrease) in other
   liabilities                                 (61)     (84)     375
  Change in receivables, payables, and
   accruals                                      2      (72)      53
  Increase in accrued tax                       76      115       34
  Decrease in deferred income tax               23        7       73
  Increase in future policy benefits           608      871      496
  Decrease (increase) in reinsurance
   recoverables                               (127)      21       32
  Other, net                                  (122)     (74)      24
                                          --------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES       671    1,105    1,333
                                          --------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (12,470)  (9,766)  (5,800)
  Sales of investments                       5,769    4,564    4,230
  Maturity and principal paydowns of
   fixed maturity investments                2,266    2,227    1,521
  Acquisition of Fortis Financial Group         --     (683)      --
  Other                                         --       --        5
                                          --------------------------
  NET CASH USED FOR INVESTING ACTIVITIES    (4,435)  (3,658)     (44)
                                          --------------------------
FINANCING ACTIVITIES
  Capital contributions                        235      761       --
  Dividends paid                                --       --     (185)
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                     3,519    1,825   (1,103)
                                          --------------------------
         NET CASH PROVIDED BY (USED FOR)
                    FINANCING ACTIVITIES     3,754    2,586   (1,288)
                                          --------------------------
  Net increase (decrease) in cash              (10)      33        1
  Impact of foreign exchange                     2       (2)      --
  Cash -- beginning of year                     87       56       55
                                          --------------------------
  Cash -- end of year                     $     79  $    87  $    56
                                          --------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $     (2) $   (69) $   173

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company. In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire. During the third quarter of 2002, Hartford Life became a direct subsidiary of Hartford Holdings, Inc., a direct wholly owned subsidiary of The Hartford.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

(b) USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments and contingencies.

(c) RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

(d) ADOPTION OF NEW ACCOUNTING STANDARDS

In April 2002, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 3.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. Adoption of all other provisions of SFAS No. 142 did not have a material impact on the Company's consolidated financial condition or results of operations. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 7.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(h).)

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of Accounting Principles Board ("APB") Opinion No. 25" ("FIN 44"). FIN 44 clarifies the application of APB Opinion No. 25, "Accounting for Stock Issued to Employee", regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective January 1, 2000, The Hartford adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's consolidated financial condition or results of operations.

(e) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires an enterprise to assess if consolidation of an entity is appropriate based upon its variable economic interests in a variable interest entity (VIE). The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. A direct or indirect ability to make decisions that significantly affect the results of the activities of a VIE is a strong indication that an enterprise has one or both of the characteristics that would require consolidation of the VIE.

FIN 46 is effective for new VIEs established subsequent to January 31, 2003 and for existing VIEs as of July 1, 2003. The Hartford invests in a variety of investment structures that require analysis under this Interpretation, including asset-backed securities, partnerships and certain trust securities and is currently assessing the impact of adopting FIN 46. Based upon a preliminary review, the adoption of FIN 46 is not expected to have a material impact on the Company's financial condition or results of operations as there were no material VIEs identified which would require consolidation. FIN 46 further requires the disclosure of certain information related to VIEs in which the Company holds a significant variable interest. The Company does not believe that it owns any such interests that require disclosure at this time.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying that is related to an asset, liability, or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. See disclosures in Note 2(h), "Other Investment and Risk Management Activities -- Specific Strategies". Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In November 2002, the FASB issued FASB Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- an Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34".
FIN 45 sets forth requirements for disclosures made by a guarantor and valuation of the guarantee for its interim and annual financial statements about its obligations under certain guarantees that it has issued.

On April 1, 1997 Hartford Life Insurance Company entered into a guarantee with Hartford-Comprehensive Employee Benefit Service Company ("CEBSCO"), an affiliate of the Company regarding the financial obligations associated with structured settlement contracts. CEBSCO enters into assignment agreements with unaffiliated companies where structured settlement liabilities are assigned to CEBSCO. CEBSCO purchases an annuity from Hartford

Life Insurance Company to fund the liability and the Company establishes a liability on its balance sheet. The total amount of the Company's exposure under the guarantee is equal to the initial liability established for the annuity contract.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002.

(f) EXPENSING STOCK OPTIONS

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure and Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of that Statement. Under the prospective method, stock-based compensation expense is recognized for awards granted after the beginning of the fiscal year in which the change is made. The modified prospective method recognizes stock-based compensation expense related to new and unvested awards in the year of change equal to that which would have been recognized had SFAS No. 123 been adopted as of its effective date, fiscal years beginning after December 15, 1994. The retrospective restatement method recognizes stock compensation costs for the year of change and restates financial statements for all prior periods presented as though the fair value recognition provisions of SFAS No. 123 had been adopted as of its effective date.

Beginning in January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock compensation on a prospective basis.

Prior to January 2003, the Hartford applied the intrinsic value-based provisions set forth in APB Opinion No. 25. Under the intrinsic value method, compensation expense is determined on the measurement date, that is the first date on which both the number of shares the employee is entitled to receive, and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. For the years ended December 31, 2002, 2001 and 2000, compensation expense related to The Hartford's stock based compensation plans, including non-option plans, was $6, $8 and $23 after-tax, respectively. The expense related to stock-based employee compensation included in the determination of net income for 2002 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123.

(g) INVESTMENTS

The Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share related to the Company's immediate participation guaranteed contracts and the related change in amortization of deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other investments consist primarily of limited partnership investments which are accounted for by the equity method. The Company's net income from partnerships is included in net investment income. Other investments also include mortgage loans carried at amortized cost and derivatives at fair value.

The fair value of securities is based upon quoted market prices when available or broker quotations. Where market prices or broker quotations are not available, management typically estimates the fair value based upon discounted cash flows, applying current interest rates for similar financial instruments with comparable terms and credit quality. The estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security were sold immediately. Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations.

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $(1), $(1) and $(9) for the years ended December 31, 2002, 2001 and 2000, respectively. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include but are not limited to a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the fair value of its securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other than temporary impairment charge is recognized. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(h) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options to manage risk through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions.

The Company also periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

All of the Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/ or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or AOCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other investment and risk management purposes are reported in current period earnings as realized capital gains and losses. As of December 31, 2002, the Company carried $179 of derivative assets in other investments and $78 of derivative liabilities in other liabilities. As of December 31, 2001, the Company carried $113 of derivative assets in other investments and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is evaluated primarily based on regression analysis or the cumulative change in cash flow or fair value, as appropriate. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which effectiveness was lost and prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to The Finance Committee of The Hartford's Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument, is carried at fair value with changes in fair value reported in realized gains and losses.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur, or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S
HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges were immaterial, with the net impact reported as net realized capital gains and losses.

Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2002 and 2001, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $7 and $2, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2002 and 2001, the Company held derivative notional value related to strategies categorized as cash-flow hedges of $2.9 billion and $2.2 billion, respectively. For the years ended December 31, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Ineffectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2002 and 2001, the Company held $2.5 billion and $1.9 billion, respectively, in derivative notional value related to this strategy.

The Company enters into foreign currency swaps to hedge the variability in cash flow associated with certain foreign dominated fixed maturity investments. The foreign currency swap agreements are structured to match the foreign currency cash flows of the foreign dominated fixed maturity investments (i.e. par/notional value, currency, initial cost, maturity date, and payment dates). If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. Notional value of foreign currency swaps at December 31, 2002 and 2001 totaled $386 and $144, respectively.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges were immaterial, with the net impact reported as realized capital gains/ losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2002 and 2001, the Company held $159 and $215, respectively, in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2002 and 2001 the Company held $129 and $149, respectively, in derivative notional value related to this strategy.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

General

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Swap agreements, interest rate cap and floor agreements and option contracts are used to reduce economic risk. Income enhancement and replication transactions include the use of written covered call options, which offset embedded equity call options, total return swaps and synthetic replication of cash market instruments. The change in the value of all derivatives held for other investment and risk management purposes is reported in current period earnings as realized capital gains or losses. For the year ended December 31, 2002 and 2001, the Company recognized after-tax net losses of $7 and $14, respectively (reported as net realized capital gains and losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2002 and 2001, the Company held $3.4 billion and $2.7 billion, respectively in derivative notional value related to strategies categorized as Other Investment and Risk Management Activities.

Specific Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may experience a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2002 and 2001, the Company held $516 in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2002 and 2001, the Company held
$1.4 billion and $1.0 billion in derivative notional value related to this strategy.

Periodically, the Company enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. In assuming this obligation, the Company receives a periodic fee. These contracts obligate the Company to compensate the derivative counterparty in the event of bankruptcy, failure to pay or restructuring, and in return, the company will receive a debt obligation of the referenced entity. The maximum potential future exposure to the Company is the notional value of the swap contracts, which was $49 after tax as of December 31, 2002. The market value of these swaps was immaterial at December 31, 2002. The Company did not transact in credit default swaps in 2001. The term of the credit default swaps range from 3-5 years. The Company also assumes exposure to an asset pool through total return swaps. As of December 31, 2002 and 2001, the maximum potential future exposure to the Company $68 and $10 after tax, respectively. The market value of these swaps at December 31, 2002 and 2001 was a loss of $42 and $51, respectively, which was reported on the balance sheet in Other Liabilities. The term of the total return swaps range from 6 months to 10 years. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2002 and 2001, the Company held $307 and $230, respectively, in derivative notional value related to this strategy.

The Company issues an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company receives a premium for issuing the freestanding option. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value which is expected to be entirely offset by the appreciation in the value of the embedded long option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 2-5 years. At December 31, 2002 and 2001, the Company held $371 and $402, respectively, in derivative notional value related to the written option and held $371 and $402, respectively, of derivative notional value related to the embedded option.

Periodically, in order to mitigate its foreign currency risk, the Company enters into a costless collar strategy. Accordingly, the Company purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. At December 31, 2002, the maximum potential exposure to the Company was $1 after tax. At December 31, 2002 and 2001, the Company held $275 and $0, respectively, in derivative notional value related to this strategy. The term of the options is up to 4 months.

(i) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income.

(j) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. The deferred costs are recorded as an asset commonly referred to as deferred policy acquisition costs ("DAC"). At December 31, 2002 and 2001, the carrying value of the Company's DAC was $5.0 billion and $4.8 billion, respectively.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs") from projected investment, mortality and expense margins and surrender charges. A portion of the DAC amortization is allocated to realized gains and losses. The DAC balance is also adjusted by an amount that represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized amounts been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its estimated gross profits to determine if actual experience or other evidence suggests that earlier estimates should be revised. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and variable life insurance businesses. The average long-term rate of assumed separate account fund performance used in estimating gross profits for the variable annuity and variable life business was 9% at December 31, 2002 and 2001. For all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5% to 8.5% for the years ended December 31, 2002 and 2001.

Due to the increased volatility and precipitous decline experienced by the U.S. equity markets in 2002, the Company enhanced its DAC evaluation process during the course of the year. The Company developed sophisticated modeling capabilities, which allowed it to run 250 stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a reasonable range of estimates for the present value of future gross profits. This range is then compared to the present value of future gross profits currently utilized in the DAC amortization model. As of December 31, 2002, the current estimate falls within the reasonable range, and therefore, the Company does not believe there is evidence to suggest a revision to the EGPs is necessary.

Additionally, the Company has performed various sensitivity analyses with respect to separate account fund performance to provide an indication of future separate account fund performance levels, which could result in the need to revise future EGPs. The Company has estimated that a revision to the future EGPs is unlikely in 2003 in the event that the separate account fund performance meets or exceeds the Company's long-term assumption of 9% and that a revision is likely if the overall separate account fund performance is negative for the year. In the event that separate account fund performance falls between 0% and 9% during 2003, the Company will need to evaluate the actual gross profits versus the mean EGPs generated by the stochastic DAC analysis and determine whether or not to make a revision to the future EGPs. Factors that will influence this determination include the degree of volatility in separate account fund performance, when during the year performance becomes negative and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index, although no assurance can be provided that this correlation will continue in the future.

Should the Company change its assumptions utilized to develop EGPs (commonly referred to as "unlocking") the Company would record a charge (or credit) to bring its DAC balance to the level it would have been had EGPs been calculated using the new assumptions from the date of each policy. The Company evaluates all critical assumptions utilized to develop EGPs (e.g. lapse, mortality) and will make a revision to future EGPs to the extent that actual experience is significantly different than expected.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' money held in the separate accounts is invested in the equity market.

(k) RESERVE FOR FUTURE POLICY BENEFITS

Hartford Life establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are state at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

(l) OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $20.6 billion and $14.9 billion, as of December 31, 2002 and 2001, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(m) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(n) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

(o) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 8% and 17% as of December 31, 2002, 2001 and 2000, respectively, of total life insurance in force. Dividends to policyholders were $65, $68 and $67 for the years ended December 31, 2002, 2001 and 2000, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

(p) REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

(q) INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. SALE OF SUDAMERICANA
HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

5. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                               For the years ended
                                                                   December 31,
                                                              ----------------------
                                                               2002    2001    2000
                                                              ----------------------
Interest income from fixed maturities                         $1,235  $1,105  $  959
Interest income from policy loans                                251     304     305
Income from other investments                                    114      99      75
                                                              ----------------------
Gross investment income                                        1,600   1,508   1,339
Less: Investment expenses                                         17      13      13
                                                              ----------------------
                                       NET INVESTMENT INCOME  $1,583  $1,495  $1,326
                                                              ----------------------

(b) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002   2001    2000
                                                              ---------------------
Fixed maturities                                              $(285)  $(52)  $(106)
Equity securities                                                (4)   (17)      3
Real estate and other                                            --    (23)      9
Change in liability to policyholders for net realized
 capital gains                                                    1      1       9
                                                              ---------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)  $(288)  $(91)  $ (85)
                                                              ---------------------

(c) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                              For the years ended
                                                                  December 31,
                                                              --------------------
                                                               2002   2001   2000
                                                              --------------------
Gross unrealized capital gains                                 $  2    $ 1    $ 2
Gross unrealized capital losses                                 (19)    (8)    (5)
                                                              --------------------
Net unrealized capital gains (losses)                           (17)    (7)    (3)
Deferred income taxes and other items                            (6)    (1)    (1)
                                                              --------------------
Net unrealized capital gains (losses), net of tax               (11)    (6)    (2)
Balance -- beginning of year                                     (6)    (2)     5
                                                              --------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES   $ (5)   $(4)   $(7)
                                                              --------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002    2001   2000
                                                              ---------------------
Gross unrealized capital gains                                $1,389   $ 514  $ 269
Gross unrealized capital losses                                 (278)   (305)  (231)
Unrealized capital (gains) losses credited to policyholders      (58)    (24)   (10)
                                                              ---------------------
Net unrealized capital gains (losses)                          1,053     185     28
Deferred income taxes and other items                            579      65     10
                                                              ---------------------
Net unrealized capital gains (losses), net of tax                474     120     18
Balance -- beginning of year                                     120      18   (260)
                                                              ---------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES  $  354   $ 102  $ 278
                                                              ---------------------

(e) FIXED MATURITY INVESTMENTS

                                                                       As of December 31, 2002
                                                              ------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized   Fair
                                                                Cost       Gains       Losses     Value
                                                              ------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   255     $    9      $  --     $   264
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      2,063         64         (2)      2,125
States, municipalities and political subdivisions                   27          4         (1)         30
International governments                                          422         43         (1)        464
Public utilities                                                 1,160         70        (29)      1,201
All other corporate, including international                    11,094        822       (128)     11,788
All other corporate -- asset backed                              7,152        348       (100)      7,400
Short-term investments                                             940          1         --         941
Certificates of deposit                                            561         28        (17)        572
Redeemable preferred stock                                           1         --         --           1
                                                              ------------------------------------------
                                      TOTAL FIXED MATURITIES   $23,675     $1,389      $(278)    $24,786
                                                              ------------------------------------------

                                                                        As of December 31, 2001
                                                              --------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized    Fair
                                                                Cost       Gains       Losses      Value
                                                              --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      1,179        26          (3)       1,202
States, municipalities and political subdivisions                   44         4          (1)          47
International governments                                          312        18          (3)         327
Public utilities                                                   994        14         (26)         982
All other corporate, including international                     8,829       283        (146)       8,966
All other corporate -- asset backed                              5,816       142        (104)       5,854
Short-term investments                                           1,008        --          --        1,008
Certificates of deposit                                            503        12         (20)         495
Redeemable preferred stock                                           1        --          --            1
                                                              --------------------------------------------
                                      TOTAL FIXED MATURITIES   $18,933      $514       $(305)     $19,142
                                                              --------------------------------------------

The amortized cost and fair value of fixed maturity investments as of December 31, 2002 by contractual maturity year are shown below. Estimated maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                              Amortized    Fair
                                                                Cost       Value
                                                              --------------------
MATURITY
One year or less                                               $ 3,032    $ 3,051
Over one year through five years                                 9,166      9,479
Over five years through ten years                                6,325      6,708
Over ten years                                                   5,152      5,548
                                                              --------------------
                                                       TOTAL   $23,675    $24,786
                                                              --------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $5.6 billion, $4.6 billion and $3.0 billion, gross realized capital gains of $117, $82 and $29, and gross realized capital losses of $60, $44 and $109, respectively. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $11, $42 and $15, respectively. There were no realized gains on sales of equity securities for the years ended December 31, 2002 and 2001. Sales of equity security investments for the year ended
December 31, 2000 resulted in gross realized capital gains of $5. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in gross realized capital losses of $3, $17 and $2, respectively.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $6.5 billion at December 31, 2002 and $5.1 billion at December 31, 2001.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2002 and 2001 by derivative type and strategy is as follows:

                                                                                      BY DERIVATIVE TYPE
                                                             --------------------------------------------------------------------
                                                             December 31, 2001                 Maturities/     December 31, 2002
                                                              Notional Amount    Additions  Terminations (1)    Notional Amount
                                                             --------------------------------------------------------------------
        Caps                                                       $  577         $   --           $ 20              $  557
        Floors                                                        295             --             20                 275
        Swaps/Forwards                                              3,302          1,694            462               4,534
        Futures                                                        77            110            187                  --
        Options                                                       894            438            229               1,103
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

                                                                                         BY STRATEGY
                                                             --------------------------------------------------------------------
        Liability                                                  $  677         $   --           $ --              $  677
        Anticipatory                                                   77            110            187                  --
        Asset                                                       4,251          2,132            731               5,652
        Portfolio                                                     140             --             --                 140
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

    (1) During 2002, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2002 and 2001, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2002 and 2001 were as follows:

                                                                      2002             2001
                                                                 --------------------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored)                                                $           --   $             1
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored -- asset backed                                              8                --
                                                                 --------------------------------
                                                                 $            8   $             1
                                                                 --------------------------------

At December 31, 2002 and 2001, Hartford Life Insurance Company had accepted collateral consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $407 and $148, respectively. At December 31, 2002 and 2001, only cash collateral of $173 and $89, respectively, was invested and recorded on the balance sheet in fixed maturities and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2002 and 2001. As of December 31, 2002 and 2001 all collateral accepted was held in separate custodial accounts.

6. FAIR VALUE OF FINANCIAL INSTRUMENTS
SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                                    2002               2001
                                                              ------------------------------------
                                                              Carrying   Fair    Carrying   Fair
                                                               Amount    Value    Amount    Value
                                                              ------------------------------------
ASSETS
  Fixed maturities                                            $24,786   $24,786  $19,142   $19,142
  Equity securities                                               120       120       64        64
  Policy loans                                                  2,895     2,895    3,278     3,278
  Other investments                                               918       918    1,136     1,136
LIABILITIES
  Other policyholder funds (1)                                 16,266    16,566   15,648    15,514
                                                              ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

7. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.

The following tables show net income for the years ended December 31, 2002, 2001 and 2000, with the 2001 and 2000 periods adjusted for goodwill amortization recorded.

                                                              2002  2001  2000
                                                              ----------------
NET INCOME
  Income before cumulative effect of accounting changes       $426  $652  $487
  Goodwill amortization, net of tax                             --     4    --
                                                              ----------------
  Adjusted income before cumulative effect of accounting
   changes                                                     426   656   487
  Cumulative effect of accounting changes, net of tax           --    (6)   --
                                                              ----------------
                                         ADJUSTED NET INCOME  $426  $650  $487
                                                              ----------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                       2002                    2001
                                                              ----------------------------------------------
                                                                        Accumulated             Accumulated
                                                              Carrying      Net       Carrying      Net
                                                               Amount   Amortization   Amount   Amortization
                                                              ----------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                               $525        $80         $568        $37
                                                              ----------------------------------------------

Net amortization expense for the years ended December 31, 2002, 2001 and 2000 was $43, $37 and $0, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
--------------------------------------------------------------------
2003                                                              $42
2004                                                              $39
2005                                                              $36
2006                                                              $34
2007                                                              $31
--------------------------------------------------------------------

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $105.3 billion and $114.3 billion at December 31, 2002 and 2001, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $93.8 billion and $104.2 billion at December 31, 2002 and 2001, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $11.5 and $10.1 billion at December 31, 2002 and 2001, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $384 and $575 at December 31, 2002 and 2001, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $1.2 billion and $1.3 billion in 2002, 2001 and 2000, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.3% and 6.4% as of December 31, 2002 and 2001, respectively. The assets that support these liabilities were comprised of $11.1 billion and $9.8 billion in fixed maturities at December 31, 2002 and 2001, respectively, and $385 and $234 of other invested assets at December 31, 2002 and 2001, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $135 and $37 in carrying value and $3.6 billion and $3.2 billion in notional amounts as of December 31, 2002 and 2001, respectively.

9. STATUTORY RESULTS

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Statutory net income (loss)                                     $ (305)     $ (485)     $  283
                                                              ----------------------------------
Statutory capital and surplus                                   $2,354      $2,412      $1,972
                                                              ----------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2003, without prior regulatory approval, is estimated to be $235.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus in 2001.

10. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $10, $11 and $5 in 2002, 2001 and 2000, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2002, 2001 and 2000.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5, $6 and $5 in 2002, 2001 and 2000, respectively.

11. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2002, Hartford Life had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2002, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Gross premiums                                                  $2,815      $3,152      $2,885
Reinsurance assumed                                                 45          79          44
Reinsurance ceded                                                 (715)       (980)       (723)
                                                              ----------------------------------
                                       NET RETAINED PREMIUMS    $2,145      $2,251      $2,206
                                                              ----------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company is currently in arbitration with one of its reinsurers related to this reinsurance (see further discussion in Note 13(a)).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $670, $693 and $578 for the years ended December 31, 2002, 2001 and 2000, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $96, $178 and $101 in 2002, 2001 and 2000, respectively, and accident and health premium of $373, $418 and $429, respectively, to HLA.

12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 1%, 6% and 28% in 2002, 2001 and 2000, respectively.

Income tax expense (benefit) is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                2002        2001         2000
                                                              ----------------------------------
Current                                                          $ 4        $(202)       $121
Deferred                                                          (2)         246          73
                                                              ----------------------------------
                                          INCOME TAX EXPENSE     $ 2        $  44        $194
                                                              ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Tax provision at the U.S. federal statutory rate                 $150        $244        $238
Tax preferred investments                                         (63)        (60)        (24)
IRS audit settlement (See Note 13(c))                             (76)         --         (24)
Tax adjustment (See Note 13(c))                                    --        (144)         --
Foreign related investments                                        (6)         --          --
Other                                                              (3)          4           4
                                                              ----------------------------------
                                                       TOTAL     $  2        $ 44        $194
                                                              ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                     2001        2000
                                                              ------------------------
Tax basis deferred policy acquisition costs                          $ 699       $ 737
Financial statement deferred policy acquisition costs and
 reserves                                                             (724)       (494)
Employee benefits                                                        7          12
Net unrealized capital losses (gains) on securities                   (422)        (95)
Net operating loss carryforward/Minimum tax credits                    249          64
Investments and other                                                  (52)       (235)
                                                              ------------------------
                                                       TOTAL         $(243)      $ (11)
                                                              ------------------------

Hartford Life Insurance Company had a current tax receivable of $89 and $144 as of December 31, 2002 and 2001, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2002.

13. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against the Company and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16.

The Company and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-appealed the pretrial dismissal of its patent infringement claim. The Company's management, based on the advice of its legal counsel, believes that there is a substantial likelihood that the judgment will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcomes of this litigation, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life Insurance Company and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

The Company is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although the Company believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to the Company's statutory surplus and capital and potentially increase the death benefit costs incurred by the Company in the future. The arbitration hearing was held during the fourth quarter of 2002, but no decision has been rendered.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $15 and $15 in 2002, 2001 and 2000, respectively. Future minimum rental commitments are as follows:

2003                                                             $16
2004                                                              16
2005                                                              16
2006                                                              16
2007                                                              16
Thereafter                                                        32
                                                                 ---
                                                       TOTAL     $112
                                                                 ---

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10, $11 and $11 in 2002, 2001 and 2000, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). Throughout the audit of the 1996-1997 years, the Company and the IRS have been engaged in an ongoing dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60. Furthermore, for tax year 2002, this amount was $63. During 2000, the Company had recorded a $24 tax benefit as a result of a final settlement with the IRS on different aspects of the Company's share of the dividends-received deduction for the 1993-1995 tax years.

Earlier in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other items, and will adjust its estimate of the probable outcome of these issues as developments warrant. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2002, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $205. These capital commitments can be called by the partnerships during the commitment period (on average, 3-6 years) to fund working capital needs or the purchase of new investments. If the commitment period expires and has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment, but may elect to do so.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
TOTAL REVENUES
  Investment Products                                          $  2,185    $  2,114    $  2,068
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
  Other                                                            (195)         50          69
                                                              ----------------------------------
                                              TOTAL REVENUES   $  3,440    $  3,655    $  3,447
                                                              ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                          $  1,057    $    867    $    724
  Individual Life                                                   223         204         142
  COLI                                                              277         352         366
  Other                                                              26          72          94
                                                              ----------------------------------
                                 TOTAL NET INVESTMENT INCOME   $  1,583    $  1,495    $  1,326
                                                              ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND PVP
  Investment Products                                          $    385    $    413    $    477
  Individual Life                                                   146         153         127
  COLI                                                               --          --          --
  Other                                                              --          --          --
                                                              ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS                               $    531    $    566    $    604
                                                              ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                          $     87    $    111    $    150
  Individual Life                                                    59          54          38
  COLI                                                               14          17          19
  Other                                                            (158)       (138)        (13)
                                                              ----------------------------------
                                    TOTAL INCOME TAX EXPENSE   $      2    $     44    $    194
                                                              ----------------------------------
NET INCOME (LOSS)
  Investment Products                                          $    343    $    375    $    354
  Individual Life                                                   116         106          70
  COLI                                                               31          36          35
  Other                                                             (64)        129          28
                                                              ----------------------------------
                                            TOTAL NET INCOME   $    426    $    646    $    487
                                                              ----------------------------------
ASSETS
  Investment Products                                          $ 96,865    $106,497    $106,553
  Individual Life                                                 8,173       9,248       6,558
  COLI                                                           30,326      26,835      23,384
  Other                                                           6,737       2,853       2,340
                                                              ----------------------------------
                                                TOTAL ASSETS   $142,101    $145,433    $138,835
                                                              ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                       $  1,364    $  1,392    $  1,447
    Other                                                           821         722         621
                                                              ----------------------------------
                                   TOTAL INVESTMENT PRODUCTS      2,185       2,114       2,068
                                                              ----------------------------------
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
                                                              ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis
Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2002 AND 2001 (UNAUDITED)

                                                                                Three Months Ended
                                                                                            September     December
                                                                March 31,     June 30,         30,           31,
                                                               -----------------------------------------------------
                                                               2002   2001   2002   2001   2002   2001   2002   2001
                                                               -----------------------------------------------------
Revenues                                                       $913   $879   $814   $931   $826   $917   $887   $928
Benefits, claims and expenses                                   736    685    756    746    747    759    773    769
Net income                                                      132    135     57    129    146    265     91    117
                                                               -----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

         (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (b)  Not Applicable.

         (c)  Principal Underwriting Agreement.(2)

         (d)  Form of Flexible Premium Variable Life Insurance Policy.(3)

         (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

         (f) Certificate of Incorporation of Hartford(4) and Bylaws of Hartford.(5)

         (g)  Contracts of Reinsurance.(6)

         (h)  Form of Participation Agreement.(6)

         (i)  Not Applicable.

         (j)  Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l)  Not Applicable.

         (m)  Not Applicable.

         (n)  (1) Consent of Deloitte & Touche LLP.

         (n)  (2) Consent of Arthur Andersen LLP.(7)

         (o)  No financial statement will be omitted.

         (p)  Not Applicable.

         (q)  Memorandum describing transfer and redemption procedures.(1)

         (r)  Copy of Power of Attorney.

         (s)  Organizational Chart.(8)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(3) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-94617, on January 13, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(7) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, filed on April 7, 2003.

Item 28.  Officers and Directors.

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Lois W. Grady                                Executive Vice President
-------------------------------------------- ------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Joseph J. Noto                               Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President and Assistant General Counsel
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- ------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a)  involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I
              Hartford Life Insurance Company - Separate Account VL II
              Hartford Life Insurance Company - ICMG Secular Trust Separate Account
              Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
              Hartford Life and Annuity Insurance Company - Separate Account VL
              I
              Hartford Life and Annuity Insurance Company - Separate Account VL
              II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                    POSITIONS AND OFFICES
                  NAME                                 WITH UNDERWRITER
                  ----                              ---------------------
              David A. Carlson                 Vice President
              Timothy M. Fitch                 Senior Vice President & Actuary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President, Director
              Joseph F. Mahoney                Vice President
              Thomas M. Marra                  President and Chief Executive Officer,
                                               Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                               Corporate Secretary, Director
              John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of July, 2003.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By: Thomas M. Marra*                                 *By: /s/ Marianne O'Doherty
    ---------------------------------------------          ---------------------
    Thomas M. Marra, President, Chief Executive               Marianne O'Doherty
    Officer and Chairman of the Board*                        Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra*
    ---------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
     Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,          *By: /s/ Marianne O'Doherty
     Director*                                            ----------------------
John C. Walters, Executive Vice President,                    Marianne O'Doherty
     Director*                                                Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*          Date: July 23, 2003
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-94617

                                  Exhibit Index


1.2 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.3  Consent of Deloitte & Touche LLP.

1.4  Copy of Power of Attorney.